UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03605
Northern Institutional Funds
(Exact name of registrant as specified in charter)

50 South LaSalle Street
Chicago, IL 60603
(Address of principal executive offices) (Zip code)
Name and Address of Agent for Service:
Michael D. Mabry
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
with a copy to:
Kevin P. O’Rourke
Jose J. Del Real, Esq.
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603
Registrant's telephone number, including area code:
(800) 637-1380
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2025
Item 1. Reports to Stockholders.
(a) Copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1).

LIQUID ASSETS PORTFOLIO
SHARES/NILAP
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the Liquid Assets Portfolio (the “Portfolio”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/institutional-liquid-assets-portfolio#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
LIQUID ASSETS PORTFOLIO (SHARES/NILAP)	$2	0.03%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$2,533,174
Total number of portfolio holdings	62
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	68.1%
U.S. Government Agencies	31.5%
Other less than 5%	0.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/institutional-liquid-assets-portfolio#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
NIF SAR-TSR NILAP (7/25)
NORTHERN INSTITUTIONAL FUNDS

U.S. GOVERNMENT PORTFOLIO
SHARES/BNGXX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the U.S. Government Portfolio (the “Portfolio”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
U.S. GOVERNMENT PORTFOLIO (SHARES/BNGXX)	$13	0.25%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$23,637,617
Total number of portfolio holdings	118
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	56.9%
U.S. Government Agencies	40.1%
Other less than 5%	4.7%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
NIF SAR-TSR BNGXX (7/25)
NORTHERN INSTITUTIONAL FUNDS

U.S. GOVERNMENT SELECT PORTFOLIO
SERVICE SHARES/BSCXX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the U.S. Government Select Portfolio (the “Portfolio”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
U.S. GOVERNMENT SELECT PORTFOLIO (SERVICE SHARES/BSCXX)	$9	0.17%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$30,410,788
Total number of portfolio holdings	121
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	47.5%
U.S. Government Agencies	43.8%
Other less than 5%	4.8%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
NIF SAR-TSR BSCXX (7/25)
NORTHERN INSTITUTIONAL FUNDS

U.S. GOVERNMENT SELECT PORTFOLIO
SHARES/BGSXX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the U.S. Government Select Portfolio (the “Portfolio”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
U.S. GOVERNMENT SELECT PORTFOLIO (SHARES/BGSXX)	$9	0.17%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$30,410,788
Total number of portfolio holdings	121
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	47.5%
U.S. Government Agencies	43.8%
Other less than 5%	4.8%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
NIF SAR-TSR BGSXX (7/25)
NORTHERN INSTITUTIONAL FUNDS

U.S. GOVERNMENT SELECT PORTFOLIO
SIEBERT WILLIAMS SHANK SHARES/WCGXX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the U.S. Government Select Portfolio (the “Portfolio”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
U.S. GOVERNMENT SELECT PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/WCGXX)	$9	0.17%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$30,410,788
Total number of portfolio holdings	121
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	47.5%
U.S. Government Agencies	43.8%
Other less than 5%	4.8%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
NIF SAR-TSR WCGXX (7/25)
NORTHERN INSTITUTIONAL FUNDS

TREASURY PORTFOLIO
PREMIER SHARES/NTPXX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the Treasury Portfolio (the “Portfolio”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
TREASURY PORTFOLIO (PREMIER SHARES/NTPXX)	$10	0.20%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$86,186,693
Total number of portfolio holdings	60
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	53.2%
U.S. Government Obligations	45.6%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
NIF SAR-TSR NTPXX (7/25)
NORTHERN INSTITUTIONAL FUNDS

TREASURY PORTFOLIO
SHARES/NITXX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the Treasury Portfolio (the “Portfolio”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
TREASURY PORTFOLIO (SHARES/NITXX)	$8	0.15%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$86,186,693
Total number of portfolio holdings	60
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	53.2%
U.S. Government Obligations	45.6%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
NIF SAR-TSR NITXX (7/25)
NORTHERN INSTITUTIONAL FUNDS

TREASURY PORTFOLIO
SIEBERT WILLIAMS SHANK SHARES/SWSXX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the Treasury Portfolio (the “Portfolio”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
TREASURY PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWSXX)	$8	0.15%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$86,186,693
Total number of portfolio holdings	60
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	53.2%
U.S. Government Obligations	45.6%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
NIF SAR-TSR SWSXX (7/25)
NORTHERN INSTITUTIONAL FUNDS

TREASURY INSTRUMENTS PORTFOLIO
PREMIER SHARES/NPYXX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the Treasury Instruments Portfolio (the “Portfolio”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
TREASURY INSTRUMENTS PORTFOLIO (PREMIER SHARES/NPYXX)	$5	0.09%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$4,154,548
Total number of portfolio holdings	51
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	103.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
NIF SAR-TSR NPYXX (7/25)
NORTHERN INSTITUTIONAL FUNDS

TREASURY INSTRUMENTS PORTFOLIO
SHARES/NTYXX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2025
This semi-annual shareholder report contains important information about the Treasury Instruments Portfolio (the “Portfolio”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
TREASURY INSTRUMENTS PORTFOLIO (SHARES/NTYXX)	$2	0.04%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$4,154,548
Total number of portfolio holdings	51
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	103.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
NIF SAR-TSR NTYXX (7/25)
NORTHERN INSTITUTIONAL FUNDS

(b) Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the 1940 Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the Financial Statements filed under Item 7 of this report on Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

NORTHERN INSTITUTIONAL FUNDS
LIQUID ASSETS PORTFOLIO
SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
May 31, 2025

LIQUID ASSETS PORTFOLIO

TABLE OF CONTENTS

2	STATEMENT OF ASSETS AND LIABILITIES
3	STATEMENT OF OPERATIONS
4	STATEMENTS OF CHANGES IN NET ASSETS
5	FINANCIAL HIGHLIGHTS
6	SCHEDULE OF INVESTMENTS
6	LIQUID ASSETS PORTFOLIO
9	NOTES TO THE FINANCIAL STATEMENTS
14	FORM N-CSR - ITEMS 8-11
15	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	May 31, 2025 (UNAUDITED)

Amounts in thousands, except per share data	Liquid Assets Portfolio
ASSETS:
Investments, at amortized cost, which approximates fair value	$802,303
Repurchase agreements, at cost, which approximates fair value	1,725,000
Cash	20,065
Interest income receivable	4,228
Receivable from investment adviser	189
Prepaid and other assets	15
Total Assets	2,551,800
LIABILITIES:
Payable for securities purchased	9,756
Distributions payable to shareholders	8,537
Payable to affiliates:
Management fees	196
Custody fees	14
Transfer agent fees	56
Accrued Trustee fees and expenses	12
Accrued other liabilities	55
Total Liabilities	18,626
Net Assets	$2,533,174
ANALYSIS OF NET ASSETS:
Capital stock	$2,533,400
Distributable loss	(226)
Net Assets	$2,533,174
Total Shares Outstanding (no par value, unlimited shares authorized)	2,533,399
Net Asset Value, Redemption and Offering Price Per Share	$1.00
See Notes to the Financial Statements.
LIQUID ASSETS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	For the Six Months Ended May 31, 2025 (UNAUDITED)

Amounts in thousands	Liquid Assets Portfolio
INVESTMENT INCOME:
Interest income	$44,954
Income from affiliates (Note 5)	677
Total Investment Income	45,631
EXPENSES:
Management fees	1,030
Custody fees	69
Transfer agent fees	154
Printing fees	9
Professional fees	43
Trustee fees and expenses	7
Other	19
Total Expenses	1,331
Less expenses contractually reimbursed by investment adviser	(1,011)
Net Expenses	320
Net Investment Income	45,311
NET REALIZED GAINS:
Net realized gains on:
Investments	68
Net Gains	68
Net Increase in Net Assets Resulting from Operations	$45,379
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  3 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED May 31, 2025, (UNAUDITED) OR THE FISCAL YEAR ENDED November 30, 2024

	Liquid Assets Portfolio
Amounts in thousands	2025	2024
OPERATIONS:
Net investment income	$45,311	$93,862
Net realized gains	68	77
Net Increase in Net Assets Resulting from Operations	45,379	93,939
CAPITAL SHARE TRANSACTIONS:(1)
Net increase in net assets resulting from capital share transactions	412,275	367,762
Net Increase in Net Assets Resulting from Capital Share Transactions	412,275	367,762
DISTRIBUTIONS PAID:
Distributable earnings	(45,311)	(93,862)
Total Distributions Paid	(45,311)	(93,862)
Total Increase in Net Assets	412,343	367,839
NET ASSETS:
Beginning of period	2,120,831	1,752,992
End of period	$2,533,174	$2,120,831

(1)	The number of shares approximates the dollar amount of transactions.
See Notes to the Financial Statements.
LIQUID ASSETS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS	FOR THE SIX MONTHS ENDED May 31, 2025 (UNAUDITED) OR THE FISCAL YEARS ENDED November 30,

Liquid Assets Portfolio
Selected per share data	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.05	0.05	0.01	— (1)	0.01
Net realized gains (losses)(1)	—	—	—	—	—	—
Total from Investment Operations	0.02	0.05	0.05	0.01	—	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.05)	(0.05)	(0.01)	(— )(1)	(0.01)
Total Distributions Paid	(0.02)	(0.05)	(0.05)	(0.01)	(— )	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	2.22%(3)	5.41%(4)	5.07%(5),(6)	1.31%(7)	0.04%(8),(9)	0.65%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,533,174	$2,120,831	$1,752,992	$1,397,613	$1,069,319	$807,843
Ratio to average net assets of:(10)
Expenses, net of waivers, reimbursements and credits	0.03%	0.03%	0.01%	0.02%	0.03%	0.03%
Expenses, before waivers, reimbursements and credits	0.13%	0.13%	0.13%	0.13%	0.14%	0.14%
Net investment income, net of waivers, reimbursements and credits	4.39%(3)	5.26%(4)	4.99%(5)	1.39%	0.04%(8)	0.70%
Net investment income (loss), before waivers, reimbursements and credits	4.29%(3)	5.16%(4)	4.87%(5)	1.28%	(0.07)%(8)	0.59%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year..

(3)
During the six months ended May 31, 2025, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income,before waivers, reimbursements and credits ratio.

(4)
During the fiscal year ended November 30, 2024, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(5)
During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(6)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of approximately $277,000. Total return excluding the voluntary reimbursement would have been 5.05%.

(7)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of approximately $210,000. Total return excluding the voluntary reimbursement would have been 1.30%.

(8)
During the fiscal year ended November 30, 2021, the Portfolio received monies related to certain nonrecurring litigation proceeds that had no effect on the
Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and net investment income
(loss), before waivers, reimbursements and credits ratio would have been 0.03% and -0.08%, respectively.

(9)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of less than $1,000 and had no effect on the Portfolio’s total return.
(10)	Annualized for periods less than one year.
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  5 LIQUID ASSETS PORTFOLIO

Schedule of Investments

LIQUID ASSETS PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 31.5% (1)
Federal Farm Credit Bank – 8.7%
FFCB Notes,
(Floating, U.S. Federal Funds + 0.09%), 4.42%, 6/2/25(2)	$6,000	$6,000
(Floating, U.S. Federal Funds + 0.12%), 4.45%, 6/2/25(2)	2,000	2,000
(Floating, U.S. Federal Funds + 0.12%), 4.45%, 6/2/25(2)	10,000	10,000
(Floating, U.S. Federal Funds + 0.13%), 4.46%, 6/2/25(2)	67,000	67,000
(Floating, U.S. Federal Funds + 0.13%), 4.46%, 6/2/25(2)	2,000	2,000
(Floating, U.S. Federal Funds + 0.14%), 4.47%, 6/2/25(2)	15,000	15,000
(Floating, U.S. Federal Funds + 0.14%), 4.47%, 6/2/25(2)	10,000	10,000
(Floating, U.S. Federal Funds + 0.15%), 4.48%, 6/2/25(2)	5,000	5,000
(Floating, U.S. Federal Funds + 0.15%), 4.48%, 6/2/25(2)	10,000	10,000
(Floating, U.S. Federal Funds + 0.16%), 4.49%, 6/2/25(2)	10,000	10,000
(Floating, U.S. SOFR + 0.04%), 4.37%, 6/2/25(2)	5,000	5,000
(Floating, U.S. SOFR + 0.10%), 4.43%, 6/2/25(2)	10,000	10,000
(Floating, U.S. SOFR + 0.13%), 4.46%, 6/2/25(2)	5,000	5,000
(Floating, U.S. SOFR + 0.13%), 4.46%, 6/2/25(2)	17,500	17,500
(Floating, U.S. SOFR + 0.13%), 4.46%, 6/2/25(2)	5,000	5,000
(Floating, U.S. SOFR + 0.14%), 4.47%, 6/2/25(2)	5,000	5,000
(Floating, U.S. SOFR + 0.14%), 4.47%, 6/2/25(2)	12,000	12,000
(Floating, U.S. SOFR + 0.14%), 4.47%, 6/2/25(2)	5,000	5,000
(Floating, U.S. SOFR + 0.14%), 4.47%, 6/2/25(2)	5,000	5,000
(Floating, U.S. SOFR + 0.15%), 4.48%, 6/2/25(2)	5,000	5,000
(Floating, U.S. SOFR + 0.15%), 4.48%, 6/2/25(2)	5,000	5,000
(Floating, U.S. SOFR + 0.17%), 4.50%, 6/2/25(2)	5,000	5,000
		221,500
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.5% (1)continued
Federal Home Loan Bank – 21.7%
FHLB Bonds,
4.30%, 9/25/25	$27,665	$27,662
4.13%, 10/22/25	50,000	49,979
4.13%, 11/7/25	40,000	39,971
4.05%, 1/2/26	20,000	19,984
4.42%, 2/9/26	15,000	15,000
4.34%, 3/6/26	20,000	20,000
4.35%, 4/17/26	20,000	20,000
FHLB Discount Notes,
4.00%, 6/17/25(3)	20,000	19,963
4.20%, 7/3/25(3)	15,000	14,944
4.08%, 7/7/25(3)	15,000	14,937
4.21%, 7/9/25(3)	10,000	9,956
4.10%, 7/18/25(3)	8,000	7,956
4.10%, 7/24/25(3)	25,000	24,845
4.13%, 10/30/25(3)	30,000	29,982
4.15%, 11/3/25(3)	15,000	14,732
4.15%, 11/4/25(3)	25,000	24,551
4.13%, 11/5/25(3)	10,000	9,819
4.11%, 11/18/25(3)	10,000	9,805
4.08%, 1/2/26(3)	10,000	9,756
4.11%, 1/5/26(3)	30,000	29,258
4.11%, 1/6/26(3)	15,000	14,627
FHLB Notes,
(Floating, U.S. SOFR + 0.01%), 4.34%, 6/2/25(2)	25,000	25,000
(Floating, U.S. SOFR + 0.01%), 4.34%, 6/2/25(2)	10,000	10,000
(Floating, U.S. SOFR + 0.03%), 4.36%, 6/2/25(2)	45,000	45,000
(Floating, U.S. SOFR + 0.09%), 4.42%, 6/2/25(2)	11,065	11,065
(Floating, U.S. SOFR + 0.10%), 4.43%, 6/2/25(2)	20,000	20,000
(Floating, U.S. SOFR + 0.18%), 4.51%, 6/2/25(2)	10,000	10,000
		548,792
Federal Home Loan Mortgage Corporation – 0.4%
FHLMC Notes,
(Floating, U.S. SOFR + 0.11%), 4.44%, 6/2/25(2)	5,000	5,000
(Floating, U.S. SOFR + 0.14%), 4.47%, 6/2/25(2)	5,000	5,000
		10,000
See Notes to the Financial Statements.
LIQUID ASSETS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

May 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 31.5% (1)continued
Federal National Mortgage Association – 0.7%
FNMA Notes,
(Floating, U.S. SOFR + 0.14%), 4.47%, 6/2/25(2)	$12,000	$12,000
(Floating, U.S. SOFR + 0.14%), 4.47%, 6/2/25(2)	5,000	5,000
		17,000
Total U.S. Government Agencies
(Cost $797,292)		797,292

U.S. GOVERNMENT OBLIGATIONS – 0.2%
U.S. Treasury Notes – 0.2%
5.00%, 9/30/25	5,000	5,011
Total U.S. Government Obligations
(Cost $5,011)		5,011

Investments, at Amortized Cost
( $802,303)		802,303

REPURCHASE AGREEMENTS – 68.1% (4)
Bank of America N.A., dated 5/30/25, repurchase price $500,121, 4.35%, 6/2/25	500,000	500,000
Barclays Capital, Inc., dated 5/8/25, repurchase price $50,143, 4.30%, 6/6/25(5)	50,000	50,000
Canadian Imperial Bank of Commerce, dated 5/8/25, repurchase price $50,144, 4.31%, 6/6/25(5)	50,000	50,000
Citigroup Global Markets, Inc., dated 5/30/25, repurchase price $225,054, 4.35%, 6/2/25	225,000	225,000
Fixed Income Clearing Corp., dated 5/30/25, repurchase price $250,060, 4.35%, 6/2/25	250,000	250,000
Fixed Income Clearing Corp., dated 5/30/25, repurchase price $500,121, 4.37%, 6/2/25	500,000	500,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 68.1% (4)continued
Royal Bank of Canada, dated 5/8/25, repurchase price $50,144, 4.32%, 6/6/25(5)	$50,000	$50,000
Societe Generale, dated 5/30/25, repurchase price $100,024, 4.35%, 6/2/25	100,000	100,000
		1,725,000
Total Repurchase Agreements
(Cost $1,725,000)		1,725,000

Total Investments – 99.8%
(Cost $2,527,303)		2,527,303
Other Assets less Liabilities – 0.2%		5,871
NET ASSETS – 100.0%		$2,533,174

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)
Variable rate security. Rate as of May 31, 2025 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	Discount rate at the time of purchase.
(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$432,492	2.00% — 7.00%	5/1/35 — 6/1/55
FNMA	624,583	1.76% —7.00%	6/1/30 — 5/1/55
GNMA	140,425	2.00% —8.00%	7/20/31 — 4/20/75
U.S. Treasury Bills	47,976	0.00%	7/10/25— 11/20/25
U.S. Treasury Bonds	9,140	0.00% — 4.25%	11/15/26 — 8/15/54
U.S. Treasury Notes	516,511	1.38% — 4.88%	4/30/26 — 7/15/33
Total	$1,771,127

(5)	Maturity date represents the puttable date.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  7 LIQUID ASSETS PORTFOLIO

Schedule of Investments

LIQUID ASSETS PORTFOLIO continued	May 31, 2025 (UNAUDITED)
SOFR – Secured Overnight Financing Rate
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio's investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2025:
	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio(1)	$—	$2,527,303	$—	$2,527,303

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
LIQUID ASSETS PORTFOLIO 8 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

Notes to the financial statements	May 31, 2025 (UNAUDITED)
1. ORGANIZATION
Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 5 portfolios as of May 31, 2025, each with its own investment objective (e.g., income consistent with preservation of capital).
Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for the Liquid Assets Portfolio (the “Portfolio”). The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Portfolio. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.
The Portfolio operates as a “government money market fund” as defined under Rule 2a-7 of the 1940 Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.
The net asset value (“NAV”) determination of the Portfolio and cut-off time for submitting purchase, redemption and exchange requests is at 3:00 p.m. Central time.
A) VALUATION OF SECURITIES The investments held by the Portfolio are currently valued at amortized cost, which generally approximates fair value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. Where the Trust’s Board of Trustees (“Board”) believes  the extent of any deviation from the Portfolio's amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, the Board will consider what action should be initiated, which may include fair valuing securities in accordance with policies and procedures established by, and subject to oversight of, the Board.
The use of fair valuation involves the risk that the values used by the Portfolio to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.
B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolio purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolio to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited. The Portfolio has entered into such repurchase agreements, as reflected in the accompanying Schedule of Investments.
Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio did not enter into such joint repurchase agreements during the period and there were no outstanding joint repurchase agreements at May 31, 2025.
The Portfolio may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Portfolio may be delayed or limited. In addition, the Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

Notes to the financial statements continued
and calculate the net exposure to the defaulting party or request additional collateral. As of May 31, 2025, the Portfolio has not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to Netting Arrangements.
The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Liquid Assets	Bank of America N.A.	$500,000	$(500,000)	$–
	Barclays Capital, Inc.	50,000	(50,000)	–
	Canadian Imperial Bank of Commerce	50,000	(50,000)	–
	Citigroup Global Markets, Inc.	225,000	(225,000)	–
	Fixed Income Clearing Corp.	750,000	(750,000)	–
	Royal Bank of Canada	50,000	(50,000)	–
	Societe Generale S.A.	100,000	(100,000)	–
	Total	$1,725,000	$(1,725,000)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedule of Investments.
C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.
D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets. Expenses are recognized on an accrual basis.
E) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolio's capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the NAV per share of the Portfolio.
As of November 30, 2024, there were no reclassifications recorded in the Portfolio.
F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.
The following capital loss carryforwards were utilized at November 30, 2024, for U.S. Federal income tax purposes:
Amounts in thousands
Liquid Assets	$77
Capital losses incurred that will be carried forward indefinitely are as follows:
Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Liquid Assets	$283	$—
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May 31, 2025 (UNAUDITED)
At November 30, 2024, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:
	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$8,141	$—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
The tax character of distributions paid during the fiscal year ended November 30, 2024, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$92,929	$—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
The tax character of distributions paid during the fiscal year ended November 30, 2023, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$76,551	$—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
As of November 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio's federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as Interest expense and Other expenses, respectively, on the Statement of Operations.
3. BANK BORROWINGS
The Trust and Northern Funds, a registered investment company also advised by NTI, jointly entered into a $185,000,000 senior unsecured revolving credit facility on November 8, 2024, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (SOFR) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.15 percent on the average undrawn portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations, and on maturity or termination of the Credit Facility. The Credit Facility will expire on November 7, 2025, unless renewed.
The Portfolio did not have any borrowings or incur any interest expense for the six months ended May 31, 2025. There were no outstanding loan amounts at May 31, 2025.
4. MANAGEMENT AND OTHER AGREEMENTS
As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.10 percent of the Portfolio’s average daily net assets.
NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio so that after such reimbursement the total annual fund operating expenses of the Portfolio shall not exceed 0.03 percent of the Portfolio's average daily net assets, excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iv) expenses of third party consultants engaged by the Board; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest. The total annual portfolio operating expenses after expense reimbursement for the Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses contractually reimbursed by investment adviser as a reduction to Total Expenses in the Statement of Operations. Any such reimbursement is paid monthly to the Portfolio by NTI.
The contractual expense reimbursement arrangement described above may not be terminated before April 1, 2026 without the approval of the Board. The contractual expense reimbursement arrangement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.
Service providers to the Portfolio, including the Portfolio’s adviser and/or its affiliates may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses, including to avoid a negative yield. Any such additional expense reimbursement or fee waiver would be
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LIQUID ASSETS PORTFOLIO

Notes to the financial statements continued
voluntary and could be implemented, increased or decreased, or discontinued at any time without notice. There is no guarantee that the Portfolio will be able to avoid a negative yield or maintain a specified minimum yield. Any such reimbursement is paid monthly to the Portfolio by NTI.
During the six months ended May 31, 2025, there were no voluntary waivers or reimbursements.
Amounts waived or reimbursed by NTI pursuant to voluntary or contractual agreements may not be recouped by NTI at any time in the future for prior fiscal years.
As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Portfolio.
NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.
For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.
On a daily basis the Portfolio can hold a cash surplus. Maintaining cash positions may also subject the Portfolio to additional risks, such as increased counterparty risk exposure to the custodian bank holding the assets held in cash.
Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.
Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.
5. RELATED PARTY TRANSACTIONS
The Portfolio is permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to seek to ensure that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures.  For the six months ended May 31, 2025, the Portfolio did not have any purchases and/or sales of securities from an affiliated entity.
Certain uninvested cash balances of the Portfolio may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts, if any, are shown on the Portfolio's Statement of Operations as Income from affiliates.
6. INVESTMENT TRANSACTIONS
At May 31, 2025, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:
Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Liquid Assets	$ —	$ —	$ —	$2,527,303
7. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for the six months ended May 31, 2025, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$12,924,518	$ —	$ (12,512,243)	$412,275

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
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May 31, 2025 (UNAUDITED)
Transactions in capital shares for the fiscal year ended November 30, 2024, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$21,769,146	$ —	$ (21,401,384)	$367,762

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
8. INDEMNIFICATIONS AND WARRANTIES
In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.
9. OPERATING SEGMENTS
During the reporting period, the Portfolio adopted FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280)- Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio's financial position or the results of its operations. An operating segment is defined in ASU 2023-07 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. NTI acts as the CODM. The Portfolio within the Trust represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Portfolio's portfolio managers as a team. The financial information in the form of the Portfolio’s total returns, expense ratios, changes in net assets resulting from operations, and subscriptions and redemptions which are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Portfolio (as a single segment), is consistent with that presented within the Portfolio's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. NEW ACCOUNTING PRONOUNCEMENTS
On December 14, 2023, the FASB issued ASU 2023-09, which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. Under the new guidance, entities must consistently categorize and provide greater disaggregation of information in the rate reconciliation. They must also further disaggregate income taxes paid. The ASU’s disclosure requirements apply to all entities subject to ASC 740. As the FASB notes in ASC 740-10-50-11A, the “objective of these disclosure requirements is for an entity, particularly an entity operating in multiple jurisdictions, to disclose sufficient information to enable users of financial statements to understand the nature and magnitude of factors contributing to the difference between the effective tax rate and the statutory tax rate.” Public business entities (“PBEs”) must apply the ASU’s guidance to annual periods beginning after December 15, 2024 (2025 for calendar-year-end PBEs). Entities other than PBEs have an additional year to adopt it. Management does not believe this update has a material impact on the Portfolio's financial statements and disclosures.
11. SUBSEQUENT EVENTS
Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.
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LIQUID ASSETS PORTFOLIO

Form N-CSR - Items 8 - 11	May 31, 2025 (Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in and disagreements with accountants on accounting and financial disclosure for the reporting period.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is disclosed as part of the financial statements for the Portfolio as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See next page for Statement Regarding Basis for Approval of Investment Advisory Contract.
LIQUID ASSETS PORTFOLIO 14 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	May 31, 2025 (Unaudited)
Liquid Assets Portfolio
At an in-person meeting held on May 19-20, 2025 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Institutional Funds (the “Trust”), including all of the Trustees who are not “interested persons” (“Independent Trustees”) as defined in the Investment Company Act of 1940 (the “1940 Act”) voting separately, reviewed and approved the continuance of the investment management agreement (the “Management Agreement”) between Northern Trust Investments, Inc. (“Northern”) and the Trust, on behalf of the Liquid Assets Portfolio (the “Portfolio”) for an additional one-year period.
In advance of, and at the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement, Northern and Northern’s affiliates. This information included written materials and verbal presentations at an in-person Board meeting held on February 12-13, 2025 (the “February Meeting”), and an executive session of the Independent Trustees held via video conference on April 15, 2025 (the “April Meeting”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees asked questions of and requested additional information from Northern. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern or interested Trustee present.
In evaluating the Management Agreement, the Independent Trustees discussed with independent legal counsel Northern’s reports, presentations and other information that had been provided to them at the February and April Meetings and at the Annual Contract Meeting, as well as their interactions with, and information provided by, Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one throughout the year.
The Trustees reviewed and assessed, among other things, information relating to: (a) the nature, extent and quality of the services provided by Northern; (b) the Portfolio’s investment performance over different time periods, including versus its benchmark and in comparison to the investment performance of a universe of comparable peer funds (“Performance Universe”) selected by an independent third-party provider of mutual fund data (“Data Provider”); (c) the contractual management fee rate (before fee waivers and expense reimbursements), actual advisory fee rate (after fee waivers and expense reimbursements), and total expense ratio (after fee waivers and expense reimbursements) of the Portfolio, including in comparison to those borne by a group and universe of comparable peer funds (“Expense Group” and “Expense Universe,” respectively) selected by the Data Provider; (d) the cost of the services and profits realized by Northern and its affiliates from their relationship with the Portfolio; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to Northern and its affiliates as a result of Northern’s relationship with the Portfolio; and (g) other factors deemed relevant by the Trustees.
In addition, the Board reviewed, among other things, materials relating to: (i) compliance reports; (ii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iii) the qualifications of Northern and its affiliates to provide services to the Portfolio, including Northern’s staffing for the Portfolio, and information on the portfolio managers and other personnel as well as Northern’s and its affiliates’ financial resources and Northern’s ability to attract and retain portfolio management talent; (iv) Northern’s and its affiliates’ investments in technology to benefit the Portfolio; and (vii) information about purchases and redemptions of the Portfolio’s shares. The Trustees considered information provided during meetings throughout the year, including with respect to shareholder composition. The Trustees noted that shares of the Portfolio are offered on a private placement basis in accordance with Regulation D under the Securities Act of 1933 exclusively to securities lending customers of The Northern Trust Company and other affiliated entities.
The Trustees were provided with information on the construction of the Performance Universe and Expense Group by the Data Provider. In considering the Management Agreement, the Trustees also considered conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for the Portfolio, the Trustees gave weight to various factors including those discussed below but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.
Nature, Extent and Quality of Services
The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern to the Portfolio, including both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Portfolio by Northern and its affiliates. These services include acting as the Portfolio’s administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Portfolio and the Trust. The Trustees considered that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.
The Trustees considered, in evaluating whether to approve the Management Agreement, that subject to the supervision of the Board of Trustees, Northern is responsible for the management of
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LIQUID ASSETS PORTFOLIO

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT continued
the investment operations of the Portfolio and the composition of the Portfolio’s assets, including the day-to-day portfolio management of the Portfolio. The Trustees discussed that, under the Management Agreement, Northern was responsible for, among other things: (i) furnishing a continuous investment program for the Portfolio; (ii) determining what investments or securities will be purchased, retained or sold by the Portfolio, what portion of the Portfolio’s assets will be invested or held uninvested as cash; (iii) trading the assets of the Portfolio with broker-dealers selected by Northern, including using Northern’s best judgment to obtain the best overall terms available in executing portfolio transactions; (iv) reviewing and preparing Portfolio regulatory documents; and (v) monitoring for anticipated purchases and redemptions of Portfolio shares.
The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to Northern’s regular reporting on stress testing of the Portfolio. The Trustees also considered Northern’s and its affiliates’ significant commitments to address regulatory compliance requirements applicable to the Portfolio. They considered information regarding the effectiveness and resources of the compliance team, including maintaining and monitoring Northern’s and the Portfolio’s compliance programs. The Trustees also noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer regarding the Portfolio’s compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act, including related to compliance with Rule 2a-7. They considered the quality of Northern’s compliance oversight program with respect to the Portfolio’s service providers, as well as Northern’s responses to any compliance or operational matters raised during the year.
The Trustees considered ongoing expenditures made by Northern and its affiliates to continue improving the quality and scope of their services to the Portfolio, and the quality of Northern’s communications with, and services to, shareholders of the Portfolio. The Trustees reviewed the administrative services provided to the Portfolio by Northern and its affiliates, including its oversight of the Portfolio’s day-to-day custodial, transfer agency and fund accounting operations.
The Trustees took into account that the Portfolio is a “government money market fund” regulated under Rule 2a-7 that seeks to maintain a stable net asset value. The Trustees noted that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, had expanded over time as a result of regulatory, market and other developments and considered Northern’s initiatives on behalf of the Portfolio to address those developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Portfolio and its shareholders, including to address additional regulatory and reporting requirements.
The Trustees considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of its investment approach with respect to the Portfolio. The Trustees also considered the  financial position and stability of Northern Trust, the corporate parent of Northern and its affiliates.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by Northern and its affiliates to the Portfolio and its shareholders.
Performance
The Trustees considered the investment performance of the Portfolio, including whether it had operated within its investment objective. The Trustees focused on information on the Portfolio’s investment performance for one-,  three-, and five-year periods ended January 31, 2025 and compared the investment performance of the Portfolio to its Performance Universe. The Portfolio was ranked by the Data Provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees also reviewed the Portfolio’s performance relative to its performance benchmark and more recent Portfolio performance.
The Trustees noted that the performance of the Portfolio was in the first quintile for the one-, three, and five-year periods ended January 31, 2025 relative to its Performance Universe.
The Trustees considered Northern’s discussion of the Portfolio’s performance and noted that Northern’s quarterly performance reviews had assisted them in evaluating the Portfolio’s performance. The Trustees further noted prior enhancements implemented by Northern with respect to monitoring performance and various portfolio metrics relative to peers. The Trustees concluded that, based on the information received, the Portfolio’s performance was generally satisfactory.
Fee Rates, Costs of Services and Profitability
The Trustees evaluated the Portfolio’s contractual management fee rate (before fee waivers and expense reimbursements) and actual advisory fee rate (after fee waivers and expense reimbursements); the Portfolio’s total operating expense ratio (after fee waivers and expense reimbursements); and Northern’s contractual commitments to limit annual fund operating expenses with respect to the Portfolio.
The Trustees reviewed information on the management fee rates paid by the Portfolio under the Management Agreement and the Portfolio’s total operating expense ratios compared to the Portfolio’s Expense Group and Expense Universe. The Trustees noted that the contractual management fee rates used by the Data Provider represent a combination of the advisory fee and any
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May 31, 2025 (Unaudited)
administrative fees. The Trustees further noted that the Portfolio’s actual advisory fee rates represent a combination of advisory fees and administrative fees, but some of the actual advisory fee rates used by the Data Provider for funds in the Expense Group present administrative fees separately from, and not included within, the actual advisory fee rates for those funds. As a result, the Portfolio’s actual advisory fee rates may appear higher than the actual advisory fee rates of funds that do not include administrative fees. The Board considered that comparative fee and expense data is based upon information taken from the most recent annual financial report available to the Data Provider for the funds that comprise the Portfolio’s Expense Group, and further considered how such reports reflect historical asset levels and that expenses and waivers for the funds in the Portfolio’s Expense Group may be different from those currently existing. While recognizing such inherent limitations, and the fact that expense ratios and management rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by the Data Provider to be an appropriate measure of comparative fees and expenses.
The Trustees considered that the Portfolio’s contractual management fee, actual advisory fee, and total operating expense ratio was in the first quintile of its Expense Group. The Trustees noted that Northern had waived substantially all of its management fee.
The Trustees took into account Northern’s discussion of the Portfolio’s expenses and that Northern had agreed to reimburse expenses and/or waive fees for the Portfolio to maintain a specified level of total net operating expenses. The Trustees also considered the management fees charged by Northern to other similarly managed funds and client accounts, including Northern's explanations of differences among such funds and accounts where relevant.  Following these comparisons and upon further consideration and discussion of the foregoing, the Trustees concluded that the compensation payable by the Portfolio under the Management Agreement was fair and reasonable in light of the services provided.
In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by Northern and its affiliates through their relationship on a Portfolio basis and on an overall Trust basis, both before and after marketing and distribution expenses and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs among the Portfolio and other series of the Trust, recognizing that cost allocation methodologies are inherently subjective and not audited, and the overall methodology has remained consistent with that used in the Portfolio’s profitability report presentations from prior years.
The Trustees discussed profitability information provided by Northern, including as compared to information provided by the Data Provider with respect to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult and may be impacted by numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees considered Northern’s expense reimbursements during the year. They considered the nature of the Portfolio and the high quality of the services provided by Northern and its affiliates, and that Northern and its affiliates appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Portfolio. Based upon its consideration of all these factors, the Trustees concluded that Northern’s profitability was not excessive in view of the nature, extent and quality of services provided to the Portfolio.
Economies of Scale
The Trustees considered the extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of the Portfolio did not have breakpoints. They took into account management’s discussion of the Portfolio’s management fee structure and considered Northern’s view that the Portfolio was sharing in economies of scale through the level at which the Portfolio’s management fees are set and through Northern’s contractual expense  reimbursement agreement to limit total fund operating expenses for the Portfolio, and therefore breakpoints were not necessary at this time.
Based on the foregoing, the Trustees determined that the Portfolio’s current management fee structure was reasonable.
Fall Out and Other Benefits to Northern
The Trustees reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Portfolio. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions, for which the Board reviewed the nature, extent, and quality of services provided at its February Meeting. The Trustees considered that many of the Portfolio’s shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of the Portfolio provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base.
Conclusion
After deliberation and based on the Trustees’ review, including consideration of each of the factors  referenced above, the Board, including the Independent Trustees, determined that the compensation payable under the Management Agreement is fair
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LIQUID ASSETS PORTFOLIO

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT continued
and reasonable in light of the services provided by Northern and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After  full  consideration  of  the  above  factors  as  well  as  other  factors,  the  Board,  including  the  Independent  Trustees,  unanimously  approved the continuance of the Management Agreement on behalf of the Portfolio.
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NIF SAR NILAP (7/25)

NORTHERN INSTITUTIONAL FUNDS
MONEY MARKET PORTFOLIOS
SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
May 31, 2025

MONEY MARKET PORTFOLIOS

TABLE OF CONTENTS

2	STATEMENTS OF ASSETS AND LIABILITIES
3	STATEMENTS OF OPERATIONS
4	STATEMENTS OF CHANGES IN NET ASSETS
5	FINANCIAL HIGHLIGHTS
14	SCHEDULES OF INVESTMENTS
14	TREASURY INSTRUMENTS PORTFOLIO (Ticker Symbols: Shares: NTYXX, Premier: NPYXX)
16	TREASURY PORTFOLIO (Ticker Symbols: Shares: NITXX, Premier: NTPXX, Siebert Williams Shank Shares: SWSXX)
19	U.S. GOVERNMENT PORTFOLIO (Ticker Symbols: Shares: BNGXX)
23	U.S. GOVERNMENT SELECT PORTFOLIO (Ticker Symbols: Shares: BGSXX, Service: BSCXX, Siebert Williams Shank Shares: WCGXX)
27	NOTES TO THE FINANCIAL STATEMENTS
34	FORM N-CSR - ITEMS 8-11
35	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	May 31, 2025 (UNAUDITED)

Amounts in thousands, except per share data	Treasury Instruments Portfolio	Treasury Portfolio	U.S. Government Portfolio	U.S. Government Select Portfolio
ASSETS:
Investments, at amortized cost, which approximates fair value	$4,291,378	$39,280,679	$10,585,063	$14,772,956
Repurchase agreements, at cost, which approximates fair value	—	45,875,000	13,450,000	14,449,000
Cash	30	1,201,329	—	1,365,198
Interest income receivable	2,028	149,115	61,274	87,695
Receivable for fund shares sold	—	111	1	16
Receivable from investment adviser (Note 4)	482	219	69	890
Prepaid and other assets	41	247	126	137
Total Assets	4,293,959	86,506,700	24,096,533	30,675,892
LIABILITIES:
Cash overdraft	—	—	154,358	—
Payable for securities purchased	124,179	—	219,516	151,222
Payable for fund shares redeemed	—	202	—	86
Distributions payable to shareholders	14,396	304,219	79,642	107,897
Payable to affiliates:
Management fees	543	9,527	4,448	4,746
Custody fees	3	822	239	267
Shareholder servicing fees	130	2,955	—	—
Transfer agent fees	96	2,162	570	785
Accrued Trustee fees	—	53	116	78
Accrued other liabilities	64	67	27	23
Total Liabilities	139,411	320,007	458,916	265,104
Net Assets	$4,154,548	$86,186,693	$23,637,617	$30,410,788
ANALYSIS OF NET ASSETS:
Capital stock	$4,154,476	$86,186,602	$23,637,191	$30,410,138
Distributable earnings	72	91	426	650
Net Assets	$4,154,548	$86,186,693	$23,637,617	$30,410,788
Net Assets:
Shares	$872,615	$15,422,993	$23,637,617	$27,776,455
Service Shares	—	—	—	49,338
Premier Shares	3,281,933	68,993,561	—	—
Siebert Williams Shank Shares	—	1,770,139	—	2,584,995
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	872,596	15,422,925	23,637,158	27,775,900
Service Shares	—	—	—	49,336
Premier Shares	3,281,880	68,993,549	—	—
Siebert Williams Shank Shares	—	1,770,128	—	2,584,922
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00	$1.00	$1.00	$1.00
Service Shares	—	—	—	1.00
Premier Shares	1.00	1.00	—	—
Siebert Williams Shank Shares	—	1.00	—	1.00
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	For the Six Months Ended May 31, 2025 (UNAUDITED)

Amounts in thousands	Treasury Instruments Portfolio	Treasury Portfolio	U.S. Government Portfolio	U.S. Government Select Portfolio
INVESTMENT INCOME:
Interest income	$69,220	$1,856,747	$493,282	$693,019
Income from affiliates (Note 5)	11	55,932	2,891	24,916
Total Investment Income	69,231	1,912,679	496,173	717,935
EXPENSES:
Management fees	2,535	56,386	25,719	29,147
Custody fees	75	2,912	781	1,067
Transfer agent fees	238	6,507	1,678	2,429
Registration fees	17	66	39	49
Printing fees	2	34	10	14
Professional fees	43	166	74	87
Shareholder servicing fees	576	17,376	—	—
Trustee fees	7	408	109	150
Other	20	436	148	167
Total Expenses	3,513	84,291	28,558	33,110
Less expenses voluntarily reimbursed by investment adviser	(2,218)	—	—	(4,858)
Less expenses contractually reimbursed by investment adviser	(63)	(1,262)	(439)	(516)
Net Expenses	1,232	83,029	28,119	27,736
Net Investment Income	67,999	1,829,650	468,054	690,199
NET REALIZED GAINS:
Net realized gains on:
Investments	72	210	553	719
Net Gains	72	210	553	719
Net Increase in Net Assets Resulting from Operations	$68,071	$1,829,860	$468,607	$690,918
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  3 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED May 31, 2025, (UNAUDITED) OR THE FISCAL YEAR ENDED November 30, 2024

	Treasury Instruments Portfolio		Treasury Portfolio		U.S. Government Portfolio		U.S. Government Select Portfolio
Amounts in thousands	2025	2024(1)	2025	2024	2025	2024	2025	2024
OPERATIONS:
Net investment income	$67,999	$29,279	$1,829,650	$4,182,823	$468,054	$1,032,291	$690,199	$1,546,280
Net realized gains (losses)	72	14	210	(41)	553	235	719	184
Net Increase in Net Assets Resulting from Operations	68,071	29,293	1,829,860	4,182,782	468,607	1,032,526	690,918	1,546,464
CAPITAL SHARE TRANSACTIONS:(2)
Net increase (decrease) in net assets resulting from Shares transactions	449,539	423,057	(991,947)	4,264,638	601,117	4,837,372	(910,698)	3,793,642
Net decrease in net assets resulting from Service Shares transactions	—	—	—	—	—	—	(33,697)	(12,815)
Net increase (decrease) in net assets resulting from Premier Shares transactions	1,573,247	1,708,633	(1,964,531)	10,849,744	—	—	—	—
Net increase (decrease) in net assets resulting from Siebert Williams Shank Shares transactions	—	—	1,040,273	(1,036,941)	—	—	(1,030,673)	(29,468)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	2,022,786	2,131,690	(1,916,205)	14,077,441	601,117	4,837,372	(1,975,068)	3,751,359
DISTRIBUTIONS TO SHARES SHAREHOLDERS
Distributable earnings	(18,682)	(2,961)	(343,705)	(732,303)	(468,323)	(1,032,291)	(617,050)	(1,377,067)
Total Distributions to Shares Shareholders	(18,682)	(2,961)	(343,705)	(732,303)	(468,323)	(1,032,291)	(617,050)	(1,377,067)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
Distributable earnings	—	—	—	—	—	—	(1,378)	(3,990)
Total Distributions to Service Shares Shareholders	—	—	—	—	—	—	(1,378)	(3,990)
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:
Distributable earnings	(49,331)	(26,318)	(1,462,317)	(3,398,137)	—	—	—	—
Total Distributions to Premier Shares Shareholders	(49,331)	(26,318)	(1,462,317)	(3,398,137)	—	—	—	—
DISTRIBUTIONS TO SIEBERT WILLIAMS SHANK SHARES SHAREHOLDERS:
Distributable earnings	—	—	(23,668)	(52,397)	—	—	(71,955)	(165,226)
Total Distributions to Siebert Williams Shank Shares Shareholders	—	—	(23,668)	(52,397)	—	—	(71,955)	(165,226)
Total Increase (Decrease) in Net Assets	2,022,844	2,131,704	(1,916,035)	14,077,386	601,401	4,837,607	(1,974,533)	3,751,540
NET ASSETS:
Beginning of period	2,131,704	—	88,102,728	74,025,342	23,036,216	18,198,609	32,385,321	28,633,781
End of period	$4,154,548	$2,131,704	$86,186,693	$88,102,728	$23,637,617	$23,036,216	$30,410,788	$32,385,321

(1)	Commenced investment operations on June 11, 2024.
(2)	The number of shares approximates the dollar amount of transactions.
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS	FOR THE SIX MONTHS ENDED May 31, 2025 (UNAUDITED) OR THE FISCAL YEARS ENDED November 30,

Treasury Instruments Portfolio	SHARES
Selected per share data	2025	2024(1)
Net Asset Value, Beginning of Period	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.01
Net realized gains (losses)(2)	—	—
Total from Investment Operations	0.02	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.01)
Total Distributions Paid	(0.02)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00
Total Return(3)	2.18%(4)	0.70%(5)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$872,615	$423,060
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.04%	0.04%
Expenses, before waivers, reimbursements and credits	0.18%	0.19%
Net investment income, net of waivers, reimbursements and credits	4.31%	4.66%(7)
Net investment income, before waivers, reimbursements and credits	4.17%	4.51%(7)

(1)	For the period from October 7, 2024 (commencement of class operations) through November 30, 2024.
(2)	Per share amount from net realized gains (losses) was less than 0.01 per share.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $604,000. Total return excluding the voluntary reimbursement would have been 2.11% (see Note 4).

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $89,000. Total return excluding the voluntary reimbursement would have been 0.68%.

(6)	Annualized for periods less than one year.
(7)
As the Portfolio commenced operations of Shares class on October 7, 2024, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  5 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

Treasury Instruments Portfolio	PREMIER
Selected per share data	2025	2024(1)
Net Asset Value, Beginning of Period	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.02
Net realized gains (losses)(2)	—	—
Total from Investment Operations	0.02	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.02)
Total Distributions Paid	(0.02)	(0.02)
Net Asset Value, End of Period	$1.00	$1.00
Total Return(3)	2.15%(4)	2.37%(5)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,281,933	$1,708,644
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.09%	0.09%
Expenses, before waivers, reimbursements and credits	0.23%	0.24%
Net investment income, net of waivers, reimbursements and credits	4.26%	4.86%(7)
Net investment income, before waivers, reimbursements and credits	4.12%	4.71%(7)

(1)	For the period from June 11, 2024 (commencement of class operations) through November 30, 2024.
(2)	Per share amount from net realized gains (losses) was less than 0.01 per share.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $1,614,000. Total return excluding the voluntary reimbursement would have been 2.08% (see Note 4).

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $752,000. Total return excluding the voluntary reimbursement would have been 2.30%.

(6)	Annualized for periods less than one year.
(7)
As the Portfolio commenced operations of Premier shares on June 11, 2024, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED May 31, 2025 (UNAUDITED) OR THE FISCAL YEARS ENDED November 30,

Treasury Portfolio	SHARES
Selected per share data	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.05	0.05 (1)	0.01	— (2)	0.01
Net realized gains (losses)(2)	—	—	—	—	—	—
Total from Investment Operations	0.02	0.05	0.05	0.01	—	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.05)	(0.05)	(0.01)	(— )(2)	(0.01)
Total Distributions Paid	(0.02)	(0.05)	(0.05)	(0.01)	(— )	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	2.14%	5.23%	4.84%	1.07%(4)	0.01%(5)	0.54%(6)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$15,422,993	$16,414,908	$12,150,279	$8,607,403	$18,832,670	$25,932,036
Ratio to average net assets of:(7)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.13%	0.07%	0.15%
Expenses, before waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15%	0.16%	0.16%
Net investment income, net of waivers, reimbursements and credits	4.26%	5.10%	4.84%	0.71%	0.01%	0.35%
Net investment income (loss), before waivers, reimbursements and credits	4.26%	5.10%	4.84%	0.69%	(0.08)%	0.34%

(1)	The Northern Trust Company reimbursed the Shares class of the Portfolio approximately $21,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio's total return.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $3,098,000. Total return excluding the voluntary reimbursement would have been 1.05%.

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $14,712,000. Total return excluding the voluntary reimbursement would have been -0.07%.

(6)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $124,000 and had no effect on the Portfolio's total return.
(7)	Annualized for periods less than one year.

See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  7 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued
Treasury Portfolio	PREMIER
Selected per share data	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.05	0.05 (1)	0.01 (2)	— (3)	— (3)
Net realized gains (losses)(3)	—	—	—	—	—	—
Total from Investment Operations	0.02	0.05	0.05	0.01	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.05)	(0.05)	(0.01)	(— )(3)	(— )(3)
Total Distributions Paid	(0.02)	(0.05)	(0.05)	(0.01)	(— )	(— )
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	2.12%	5.18%	4.79%	1.03%(2),(5)	0.01%(6)	0.50%(7)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$68,993,561	$70,957,955	$60,108,259	$57,924,909	$69,168,522	$55,021,850
Ratio to average net assets of:(8)
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.17%	0.07%	0.20%
Expenses, before waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.20%	0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	4.21%	5.06%	4.70%	0.95%	0.01%	0.41%
Net investment income (loss), before waivers, reimbursements and credits	4.21%	5.06%	4.70%	0.92%	(0.13)%	0.40%

(1)
The Northern Trust Company reimbursed the Premier class of the Portfolio approximately $15,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return.

(2)
The Northern Trust Company reimbursed the Premier class of the Portfolio approximately $87,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio's total return.

(3)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(4)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $20,784,000. Total return excluding the voluntary reimbursement would have been 1.00%.

(6)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $79,883,000. Total return excluding the voluntary reimbursement would have been -0.12%.

(7)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $2,734,000. Total return excluding the voluntary reimbursement would have been 0.49%.

(8)	Annualized for periods less than one year.

See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED May 31, 2025 (UNAUDITED) OR THE FISCAL YEARS ENDED November 30,
Treasury Portfolio	SIEBERT WILLIAMS SHANK
Selected per share data	2025	2024	2023	2022(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.05	0.05 (2)	0.01
Net realized gains (losses)(3)	—	—	—	—
Total from Investment Operations	0.02	0.05	0.05	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.05)	(0.05)	(0.01)
Total Distributions Paid	(0.02)	(0.05)	(0.05)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return(4)	2.14%	5.23%	4.84%	1.07%(5)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,770,139	$729,865	$1,766,804	$550,791
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15%(6)
Expenses, before waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.16%(6)
Net investment income, net of waivers, reimbursements and credits	4.25%	5.13%	4.97%	1.68%(6)
Net investment income, before waivers, reimbursements and credits	4.25%	5.13%	4.97%	1.67%(6)

(1)	For the period from December 22, 2021 (commencement of class operations) through November 30, 2022.
(2)
The Northern Trust Company reimbursed the Siebert Williams Shank class of the Portfolio less than $1,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return.

(3)	Per share amount from net realized gains (losses) was less than 0.01 per share.
(4)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $10,000. Total return excluding the voluntary reimbursement would have been 1.06%.

(6)	Annualized for periods less than one year.
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  9 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. Government Portfolio	SHARES
Selected per share data	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.05	0.05	0.01	— (1)	— (1),(2)
Net realized gains (losses)(1)	—	—	—	—	—	—
Total from Investment Operations	0.02	0.05	0.05	0.01	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.05)	(0.05)	(0.01)	(— )(1)	(— )(1)
Total Distributions Paid	(0.02)	(0.05)	(0.05)	(0.01)	(— )	(— )
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	2.11%(4)	5.16%(5)	4.77%(6)	0.98%(7)	0.02%(8),(9)	0.49%(10)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$23,637,617	$23,036,216	$18,198,609	$19,219,592	$22,884,098	$17,026,776
Ratio to average net assets of:(11)
Expenses, net of waivers, reimbursements and credits	0.25%	0.25%	0.25%(12)	0.20%(12)	0.08%(12)	0.24%(12)
Expenses, before waivers, reimbursements and credits	0.26%	0.26%	0.25%	0.26%	0.26%	0.26%
Net investment income, net of waivers, reimbursements and credits	4.18%(4)	5.03%(5)	4.68%(6),(12)	0.88%(12)	0.02%(8),(12)	0.41%(12)
Net investment income (loss), before waivers, reimbursements and credits	4.17%(4)	5.02%(5)	4.68%(6)	0.82%	(0.16)%(8)	0.39%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)	Net investment income for the fiscal year was calculated using the average shares outstanding method.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)
During the six months ended May 31, 2025, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income,before waivers, reimbursements and credits ratio.

(5)
During the fiscal year ended November 30, 2024, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(6)
During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(7)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $10,513,000. Total return excluding the voluntary reimbursement would have been 0.94%.

(8)
During the fiscal year ended November 30, 2021, the Portfolio received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 0.00% and the net investment income net of waivers, reimbursements and credits ratio and net investment income
(loss), before waivers, reimbursements and credits ratio would have been 0.01% and -0.17%, respectively.

(9)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $36,386,000. Total return excluding the voluntary reimbursement would have been -0.15%.

(10)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $1,982,000. Total return excluding the voluntary reimbursement would have been 0.48%.

(11)	Annualized for periods less than one year.
(12)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED May 31, 2025 (UNAUDITED) OR THE FISCAL YEARS ENDED November 30,

U.S. Government Select Portfolio	SHARES
Selected per share data	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.05	0.05 (1)	0.01	— (2)	0.01
Net realized gains (losses)(2)	—	—	—	—	—	—
Total from Investment Operations	0.02	0.05	0.05	0.01	—	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.05)	(0.05)	(0.01)	(— )(2)	(0.01)
Total Distributions Paid	(0.02)	(0.05)	(0.05)	(0.01)	(— )	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	2.14%(4),(5)	5.22%(6),(7)	4.83%(8),(9)	1.00%(10)	0.03%(11)	0.53%(12)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$27,776,455	$28,686,679	$24,892,874	$24,182,860	$42,959,633	$40,300,072
Ratio to average net assets of:(13)
Expenses, net of waivers, reimbursements and credits	0.17%	0.17%	0.17%	0.12%	0.06%	0.18%
Expenses, before waivers, reimbursements and credits	0.20%	0.21%	0.21%	0.21%	0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	4.26%(4)	5.10%(6)	4.74%(8)	0.82%	0.03%	0.42%
Net investment income (loss), before waivers, reimbursements and credits	4.23%(4)	5.06%(6)	4.70%(8)	0.73%	(0.12)%	0.39%

(1)	The Northern Trust Company reimbursed the Shares class of the Portfolio approximately $2,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)
During the six months ended May 31, 2025, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income,before waivers, reimbursements and credits ratio.

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $4,342,000. Total return excluding the voluntary reimbursement would have been 2.12% (see Note 4).

(6)
During the fiscal year ended November 30, 2024, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(7)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $8,106,000. Total return excluding the voluntary reimbursement would have been 5.19%.

(8)
During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio would have been 4.73% and 4.69%, respectively.

(9)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $7,321,000. Total return excluding the voluntary reimbursement would have been 4.80%.

(10)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $27,234,000. Total return excluding the voluntary reimbursement would have been 0.94%.

(11)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $53,611,000. Total return excluding the voluntary reimbursement would have been -0.11%.

(12)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $7,812,000. Total return excluding the voluntary reimbursement would have been 0.51%.

(13)	Annualized for periods less than one year.
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  11 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. Government Select Portfolio	SERVICE
Selected per share data	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.05	0.05 (1)	0.01	— (2)	0.01
Net realized gains (losses)(2)	—	—	—	—	—	—
Total from Investment Operations	0.02	0.05	0.05	0.01	—	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.05)	(0.05)	(0.01)	(— )(2)	(0.01)
Total Distributions Paid	(0.02)	(0.05)	(0.05)	(0.01)	(— )	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	2.14%(4), (5)	5.22%(6), (7)	4.83%(8), (9)	1.00%(10)	0.03%(11)	0.53%(12)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$49,338	$83,034	$95,848	$127,220	$213,254	$147,620
Ratio to average net assets of:(13)
Expenses, net of waivers, reimbursements and credits	0.17%	0.17%	0.17%	0.12%	0.06%	0.18%
Expenses, before waivers, reimbursements and credits	0.20%	0.21%	0.21%	0.21%	0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	4.27%(4)	5.08%(6)	4.64%(8)	0.82%	0.03%	0.51%
Net investment income (loss), before waivers, reimbursements and credits	4.24%(4)	5.04%(6)	4.60%(8)	0.73%	(0.12)%	0.48%

(1)	The Northern Trust Company reimbursed the Service class of the Portfolio less than $1,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)
During the six months ended May 31, 2025, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income,before waivers, reimbursements and credits ratio.

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $10,000. Total return excluding the voluntary reimbursement would have been 2.12% (see Note 4).

(6)
During the fiscal year ended November 30, 2024, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(7)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $24,000. Total return excluding the voluntary reimbursement would have been 5.19%.

(8)
During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio would have been 4.63% and 4.59%, respectively.

(9)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $40,000. Total return excluding the voluntary reimbursement would have been 4.80%.

(10)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $106,000. Total return excluding the voluntary reimbursement would have been 0.95%.

(11)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $220,000. Total return excluding the voluntary reimbursement would have been -0.11%.

(12)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $29,000. Total return excluding the voluntary reimbursement would have been 0.50%.

(13)	Annualized for periods less than one year.
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED May 31, 2025 (UNAUDITED) OR THE FISCAL YEARS ENDED November 30,

U.S. Government Select Portfolio	SIEBERT WILLIAMS SHANK
Selected per share data	2025	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.05	0.05 (1)	0.01	— (2)	0.01
Net realized gains (losses)(2)	—	—	—	—	—	—
Total from Investment Operations	0.02	0.05	0.05	0.01	—	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.05)	(0.05)	(0.01)	(— )(2)	(0.01)
Total Distributions Paid	(0.02)	(0.05)	(0.05)	(0.01)	(— )	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	2.14%(4),(5)	5.22%(6),(7)	4.83%(8),(9)	1.00%(10)	0.03%(11)	0.53%(12)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,584,995	$3,615,608	$3,645,059	$2,193,392	$12,201,890	$1,564,088
Ratio to average net assets of:(13)
Expenses, net of waivers, reimbursements and credits	0.17%	0.17%	0.17%	0.10%	0.05%	0.18%
Expenses, before waivers, reimbursements and credits	0.20%	0.21%	0.21%	0.20%	0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	4.26%(4)	5.10%(6)	4.91%(8)	0.42%	0.03%	0.25%
Net investment income (loss), before waivers, reimbursements and credits	4.23%(4)	5.06%(6)	4.87%(8)	0.32%	(0.13)%	0.22%

(1)
The Northern Trust Company reimbursed the Siebert Williams Shank class of the Portfolio less than $1,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return.

(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)
During the six months ended May 31, 2025, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income,before waivers, reimbursements and credits ratio.

(5)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $506,000.
Total return excluding the voluntary reimbursement would have been 2.12% (see Note 4).

(6)
During the fiscal year ended November 30, 2024, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(7)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $972,000.
Total return excluding the voluntary reimbursement would have been 5.19%.

(8)
During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio would have been 4.90% and 4.86%, respectively.

(9)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $1,020,000.
Total return excluding the voluntary reimbursement would have been 4.80%.

(10)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $6,001,000.
Total return excluding the voluntary reimbursement would have been 0.95%.

(11)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $11,312,000.
Total return excluding the voluntary reimbursement would have been -0.11%.

(12)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $324,000.
Total return excluding the voluntary reimbursement would have been 0.51%.

(13)	Annualized for periods less than one year.
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  13 MONEY MARKET PORTFOLIOS

Schedule of Investments

TREASURY INSTRUMENTS PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 103.3%
U.S. Treasury Bills – 91.1%
3.64%, 6/3/25(1)	$10,000	$9,998
3.65%, 6/3/25(1)	35,000	34,992
3.99%, 6/3/25(1)	55,000	54,987
4.19%, 6/3/25(1)	125,800	125,771
4.26%, 6/3/25(1)	339,100	339,021
4.13%, 6/5/25(1)	24,000	23,989
4.29%, 6/5/25(1)	30,000	29,986
4.06%, 6/10/25(1)	25,000	24,974
4.10%, 6/10/25(1)	20,000	19,979
4.14%, 6/10/25(1)	15,000	14,984
4.09%, 6/12/25(1)	100,000	99,871
3.94%, 6/17/25(1)	25,000	24,953
4.10%, 6/20/25(1)	625,001	623,606
4.13%, 6/20/25(1)	100,000	99,777
4.15%, 6/20/25(1)	25,000	24,944
4.07%, 6/24/25(1)	45,000	44,879
4.16%, 6/26/25(1)	50,000	49,855
3.94%, 7/1/25(1)	20,000	19,930
4.05%, 7/1/25(1)	55,000	54,807
4.22%, 7/1/25(1)	20,000	19,930
4.10%, 7/3/25(1)	300,000	298,877
4.12%, 7/3/25(1)	50,000	49,813
4.13%, 7/3/25(1)	250,000	249,064
4.07%, 7/10/25(1)	50,000	49,775
4.22%, 7/10/25(1)	5,000	4,977
4.23%, 7/10/25(1)	5,000	4,977
4.15%, 7/17/25(1)	18,900	18,798
4.17%, 7/17/25(1)	10,000	9,946
3.94%, 7/22/25(1)	400,000	397,600
4.15%, 7/24/25(1)	27,330	27,162
4.18%, 7/24/25(1)	60,000	59,630
3.93%, 7/29/25(1)	125,000	124,171
4.05%, 7/29/25(1)	61,735	61,325
3.95%, 10/9/25(1)	50,000	49,282
3.99%, 10/9/25(1)	50,000	49,282
4.05%, 10/16/25(1)	75,000	73,841
4.04%, 10/23/25(1)	60,000	59,028
4.05%, 10/30/25(1)	60,000	58,974
4.06%, 10/30/25(1)	6,000	5,897
4.08%, 10/30/25(1)	30,000	29,487
4.15%, 10/30/25(1)	20,000	19,658
4.08%, 11/6/25(1)	50,000	49,103
4.11%, 11/13/25(1)	75,000	73,583
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 103.3%continued
U.S. Treasury Bills – 91.1%continued
4.13%, 11/20/25(1)	$125,000	$122,528
4.17%, 11/28/25(1)	50,000	48,959
4.20%, 11/28/25(1)	50,000	48,959
		3,785,929
U.S. Treasury Floating Rate Notes – 12.2%
(Floating, U.S. Treasury 3M Bill MMY + 0.15%), 4.45%, 6/2/25(2)	25,000	25,006
(Variable, U.S. Treasury 3M Bill MMY + 0.18%), 4.48%, 6/2/25(2)	140,000	140,002
(Floating, U.S. Treasury 3M Bill MMY + 0.16%), 4.49%, 6/2/25(2)	5,000	5,001
(Floating, U.S. Treasury 3M Bill MMY + 0.21%), 4.51%, 6/2/25(2)	230,000	230,309
(Floating, U.S. Treasury 3M Bill MMY + 0.25%), 4.55%, 6/2/25(2)	105,000	105,131
		505,449
Total U.S. Government Obligations
(Cost $4,291,378)		4,291,378

Investments, at Amortized Cost
( $4,291,378)		4,291,378

Total Investments – 103.3%
(Cost $4,291,378)		4,291,378
Liabilities less Other Assets – (3.3%)		(136,830)
NET ASSETS – 100.0%		$4,154,548

(1)	Discount rate at the time of purchase.
(2)
Variable rate security. Rate as of May 31, 2025 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

MMY – Money Market Yield
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

May 31, 2025 (UNAUDITED)
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio's investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2025:
	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Instruments Portfolio(1)	$—	$4,291,378	$—	$4,291,378

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  15 MONEY MARKET PORTFOLIOS

Schedule of Investments

TREASURY PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 45.6%
U.S. Treasury Bills – 17.1%
4.26%, 6/3/25(1)	$10,900	$10,897
4.13%, 6/5/25(1)	641,000	640,695
4.29%, 6/5/25(1)	2,163,950	2,162,920
4.07%, 6/24/25(1)	4,900	4,887
4.19%, 7/3/25(1)	500,000	498,121
4.15%, 7/17/25(1)	423,255	420,981
4.17%, 7/17/25(1)	370,000	368,012
4.05%, 7/22/25(1)	1,510,000	1,501,026
4.15%, 7/24/25(1)	510,790	507,613
4.05%, 7/29/25(1)	1,600,060	1,589,233
3.95%, 10/9/25(1)	500,000	492,816
3.99%, 10/9/25(1)	575,000	566,738
4.05%, 10/16/25(1)	403,795	397,556
4.04%, 10/23/25(1)	900,000	885,420
4.05%, 10/30/25(1)	1,335,000	1,312,172
4.06%, 10/30/25(1)	135,550	133,232
4.08%, 10/30/25(1)	665,000	653,629
4.15%, 10/30/25(1)	445,000	437,391
4.11%, 11/13/25(1)	350,000	343,386
4.13%, 11/20/25(1)	325,000	318,569
4.18%, 11/20/25(1)	675,000	661,643
4.17%, 11/28/25(1)	425,000	416,154
4.20%, 11/28/25(1)	450,000	440,633
		14,763,724
U.S. Treasury Floating Rate Notes – 15.2%
(Floating, U.S. Treasury 3M Bill MMY + 0.10%), 4.40%, 6/2/25(2)	2,100,000	2,099,800
(Floating, U.S. Treasury 3M Bill MMY + 0.15%), 4.45%, 6/2/25(2)	2,782,000	2,782,025
(Floating, U.S. Treasury 3M Bill MMY + 0.17%), 4.47%, 6/2/25(2)	1,500,000	1,499,789
(Variable, U.S. Treasury 3M Bill MMY + 0.18%), 4.48%, 6/2/25(2)	2,280,000	2,281,717
(Floating, U.S. Treasury 3M Bill MMY + 0.16%), 4.49%, 6/2/25(2)	550,000	550,249
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 45.6%continued
U.S. Treasury Floating Rate Notes – 15.2%continued
(Floating, U.S. Treasury 3M Bill MMY + 0.21%), 4.51%, 6/2/25(2)	$1,686,000	$1,687,017
(Floating, U.S. Treasury 3M Bill MMY + 0.25%), 4.55%, 6/2/25(2)	2,187,000	2,187,896
		13,088,493
U.S. Treasury Notes – 13.3%
0.25%, 7/31/25	683,000	678,540
2.88%, 7/31/25	93,021	92,810
0.25%, 9/30/25	825,000	814,233
5.00%, 9/30/25	1,470,000	1,473,357
5.00%, 10/31/25	43,000	43,120
2.25%, 11/15/25	205,000	203,101
0.38%, 12/31/25	2,840,000	2,779,343
2.63%, 12/31/25	250,000	247,661
4.25%, 12/31/25	815,000	815,440
3.88%, 1/15/26	250,000	249,389
3.75%, 4/15/26	400,000	398,528
0.75%, 4/30/26	1,050,000	1,018,190
2.38%, 4/30/26	100,000	98,395
4.88%, 4/30/26	2,500,000	2,516,355
		11,428,462
Total U.S. Government Obligations
(Cost $39,280,679)		39,280,679

Investments, at Amortized Cost
( $39,280,679)		39,280,679

REPURCHASE AGREEMENTS – 53.2% (3)
Banco Bilbao Vizcaya Argentaria S.A., dated 5/30/25, repurchase price $800,193, 4.34%, 6/2/25	800,000	800,000
Bank of America Securities LLC, dated 5/30/25, repurchase price $250,060, 4.34%, 6/2/25	250,000	250,000
Barclays Capital, Inc., dated 5/8/25, repurchase price $4,011,467, 4.30%, 6/6/25(4)	4,000,000	4,000,000
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

May 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 53.2% (3)continued
Canadian Imperial Bank of Commerce, dated 5/8/25, repurchase price $1,002,867, 4.30%, 6/6/25(4)	$1,000,000	$1,000,000
Federal Reserve Bank of New York, dated 5/30/25, repurchase price $2,700,638, 4.25%, 6/2/25	2,700,000	2,700,000
Fixed Income Clearing Corp., dated 5/30/25, repurchase price $4,501,085, 4.34%, 6/2/25	4,500,000	4,500,000
Fixed Income Clearing Corp., dated 5/30/25, repurchase price $5,401,311, 4.37%, 6/2/25	5,400,000	5,400,000
Fixed Income Clearing Corp., dated 5/30/25, repurchase price $5,451,314, 4.34%, 6/2/25	5,450,000	5,450,000
Fixed Income Clearing Corp., dated 5/30/25, repurchase price $9,252,230, 4.34%, 6/2/25	9,250,000	9,250,000
Goldman Sachs & Co., dated 5/30/25, repurchase price $1,250,301, 4.34%, 6/2/25	1,250,000	1,250,000
Goldman Sachs & Co., dated 5/30/25, repurchase price $1,500,363, 4.35%, 6/6/25(4)	1,500,000	1,500,000
JPMorgan Securities LLC, dated 5/30/25, repurchase price $1,275,307, 4.34%, 6/2/25	1,275,000	1,275,000
RBC Dominion Securities, dated 5/30/25, repurchase price $2,000,482, 4.34%, 6/2/25	2,000,000	2,000,000
RBC Dominion Securities, dated 5/8/25, repurchase price $3,008,600, 4.30%, 6/6/25(4)	3,000,000	3,000,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 53.2% (3)continued
Royal Bank of Canada, dated 5/16/25, repurchase price $1,502,880, 4.32%, 6/6/25(4)	$1,500,000	$1,500,000
Royal Bank of Canada, dated 5/30/25, repurchase price $2,000,482, 4.34%, 6/2/25	2,000,000	2,000,000
		45,875,000
Total Repurchase Agreements
(Cost $45,875,000)		45,875,000

Total Investments – 98.8%
(Cost $85,155,679)		85,155,679
Other Assets less Liabilities – 1.2%		1,031,014
NET ASSETS – 100.0%		$86,186,693

(1)	Discount rate at the time of purchase.
(2)
Variable rate security. Rate as of May 31, 2025 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$2,326,991	0.00%	6/10/25 — 1/22/26
U.S. Treasury Bonds	9,704,405	0.00% — 6.88%	8/15/25 — 5/15/55
U.S. Treasury Notes	34,708,483	0.13% — 5.00%	6/2/25 — 5/15/35
Total	$46,739,879

(4)	Maturity date represents the puttable date.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

MMY – Money Market Yield
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  17 MONEY MARKET PORTFOLIOS

Schedule of Investments

TREASURY PORTFOLIO continued	May 31, 2025 (UNAUDITED)
rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio's investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2025:
	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio(1)	$—	$85,155,679	$—	$85,155,679

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

Schedule of Investments

U.S. GOVERNMENT PORTFOLIO	May 31, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 40.1% (1)
Federal Farm Credit Bank – 7.5%
FFCB Discount Notes,
4.27%, 6/16/25(2)	$30,000	$29,947
4.27%, 6/24/25(2)	22,000	21,941
4.28%, 7/30/25(2)	9,000	8,938
4.27%, 8/11/25(2)	6,000	5,950
4.21%, 9/3/25(2)	16,000	15,827
FFCB Notes,
(Floating, U.S. Federal Funds + 0.09%), 4.42%, 6/2/25(3)	56,000	55,989
(Floating, U.S. Federal Funds + 0.12%), 4.45%, 6/2/25(3)	25,000	25,000
(Floating, U.S. Federal Funds + 0.12%), 4.45%, 6/2/25(3)	60,000	60,000
(Floating, U.S. Federal Funds + 0.13%), 4.46%, 6/2/25(3)	15,000	15,000
(Floating, U.S. Federal Funds + 0.13%), 4.46%, 6/2/25(3)	23,000	23,000
(Floating, U.S. Federal Funds + 0.14%), 4.47%, 6/2/25(3)	40,000	40,000
(Floating, U.S. Federal Funds + 0.14%), 4.47%, 6/2/25(3)	15,000	14,998
(Floating, U.S. Federal Funds + 0.14%), 4.47%, 6/2/25(3)	10,000	10,000
(Floating, U.S. Federal Funds + 0.14%), 4.47%, 6/2/25(3)	60,000	60,000
(Floating, U.S. Federal Funds + 0.15%), 4.48%, 6/2/25(3)	35,000	35,000
(Floating, U.S. Federal Funds + 0.15%), 4.48%, 6/2/25(3)	30,000	30,000
(Floating, U.S. SOFR + 0.04%), 4.37%, 6/2/25(3)	50,000	49,996
(Floating, U.S. SOFR + 0.10%), 4.43%, 6/2/25(3)	6,000	6,000
(Floating, U.S. SOFR + 0.10%), 4.43%, 6/2/25(3)	55,000	55,000
(Floating, U.S. SOFR + 0.10%), 4.43%, 6/2/25(3)	110,000	110,000
(Floating, U.S. SOFR + 0.12%), 4.45%, 6/2/25(3)	53,000	53,000
(Floating, U.S. SOFR + 0.12%), 4.45%, 6/2/25(3)	30,000	30,000
(Floating, U.S. SOFR + 0.13%), 4.46%, 6/2/25(3)	165,000	165,000
(Floating, U.S. SOFR + 0.13%), 4.46%, 6/2/25(3)	35,000	35,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 40.1% (1)continued
Federal Farm Credit Bank – 7.5%continued
(Floating, U.S. SOFR + 0.13%), 4.46%, 6/2/25(3)	$15,000	$15,000
(Floating, U.S. SOFR + 0.14%), 4.47%, 6/2/25(3)	30,000	30,000
(Floating, U.S. SOFR + 0.14%), 4.47%, 6/2/25(3)	16,000	16,000
(Floating, U.S. SOFR + 0.14%), 4.47%, 6/2/25(3)	45,000	45,000
(Floating, U.S. SOFR + 0.14%), 4.47%, 6/2/25(3)	30,000	30,000
(Floating, U.S. SOFR + 0.15%), 4.48%, 6/2/25(3)	80,000	80,010
(Floating, U.S. SOFR + 0.15%), 4.48%, 6/2/25(3)	30,000	30,000
(Floating, U.S. SOFR + 0.15%), 4.48%, 6/2/25(3)	50,000	50,000
(Floating, U.S. SOFR + 0.15%), 4.48%, 6/2/25(3)	55,000	55,000
(Floating, U.S. SOFR + 0.15%), 4.48%, 6/2/25(3)	60,000	60,000
(Floating, U.S. SOFR + 0.15%), 4.48%, 6/2/25(3)	105,000	105,000
(Floating, U.S. SOFR + 0.16%), 4.49%, 6/2/25(3)	15,000	15,000
(Floating, U.S. SOFR + 0.16%), 4.49%, 6/2/25(3)	35,000	35,000
(Floating, U.S. SOFR + 0.16%), 4.49%, 6/2/25(3)	20,000	20,000
(Floating, U.S. SOFR + 0.16%), 4.49%, 6/2/25(3)	15,000	15,000
(Floating, U.S. SOFR + 0.16%), 4.49%, 6/2/25(3)	30,000	30,000
(Floating, U.S. SOFR + 0.16%), 4.49%, 6/2/25(3)	50,000	50,008
(Floating, U.S. SOFR + 0.16%), 4.49%, 6/2/25(3)	80,000	80,000
(Floating, U.S. SOFR + 0.17%), 4.50%, 6/2/25(3)	50,000	50,000
		1,766,604
Federal Home Loan Bank – 30.7%
FHLB Bonds,
4.30%, 9/25/25	274,665	274,639
4.13%, 10/22/25	475,000	474,801
4.13%, 11/7/25	425,000	424,688
4.05%, 1/2/26	230,000	229,816
4.36%, 1/16/26	210,000	210,000
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  19 MONEY MARKET PORTFOLIOS

Schedule of Investments

U.S. GOVERNMENT PORTFOLIO continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 40.1% (1)continued
Federal Home Loan Bank – 30.7%continued
4.42%, 2/9/26	$210,000	$210,000
4.34%, 3/6/26	325,000	325,000
4.34%, 3/6/26	20,000	20,000
4.35%, 4/17/26	225,000	225,000
4.25%, 5/22/26	213,365	213,365
FHLB Discount Notes,
4.18%, 6/16/25(2)	110,000	109,810
4.21%, 6/16/25(2)	110,000	109,810
4.00%, 6/17/25(2)	170,000	169,681
4.02%, 6/20/25(2)	55,000	54,877
4.16%, 6/23/25(2)	200,000	199,490
4.20%, 7/3/25(2)	50,000	49,813
4.08%, 7/7/25(2)	160,000	159,326
4.21%, 7/9/25(2)	110,000	109,511
4.10%, 7/18/25(2)	68,000	67,625
4.10%, 7/24/25(2)	215,000	213,671
4.14%, 10/6/25(2)	55,000	54,202
4.16%, 10/9/25(2)	115,000	113,285
4.13%, 10/30/25(2)	320,000	319,806
4.15%, 11/3/25(2)	140,000	137,501
4.15%, 11/4/25(2)	200,000	196,408
4.13%, 11/5/25(2)	105,000	103,104
4.11%, 11/18/25(2)	85,000	83,346
4.08%, 1/2/26(2)	225,000	219,516
4.11%, 1/5/26(2)	215,000	209,681
4.11%, 1/6/26(2)	115,000	112,142
FHLB Notes,
(Floating, U.S. SOFR + 0.01%), 4.34%, 6/2/25(3)	75,000	75,000
(Floating, U.S. SOFR + 0.01%), 4.34%, 6/2/25(3)	30,000	30,000
(Floating, U.S. SOFR + 0.01%), 4.34%, 6/2/25(3)	325,000	325,000
(Floating, U.S. SOFR + 0.01%), 4.34%, 6/2/25(3)	55,000	55,000
(Floating, U.S. SOFR + 0.01%), 4.34%, 6/2/25(3)	80,000	80,000
(Floating, U.S. SOFR + 0.01%), 4.34%, 6/2/25(3)	55,000	55,000
(Floating, U.S. SOFR + 0.01%), 4.34%, 6/2/25(3)	55,000	55,000
(Floating, U.S. SOFR + 0.01%), 4.34%, 6/2/25(3)	110,000	110,000
(Floating, U.S. SOFR + 0.02%), 4.35%, 6/2/25(3)	55,000	55,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 40.1% (1)continued
Federal Home Loan Bank – 30.7%continued
(Floating, U.S. SOFR + 0.03%), 4.36%, 6/2/25(3)	$220,000	$220,000
(Floating, U.S. SOFR + 0.09%), 4.42%, 6/2/25(3)	109,865	109,865
(Floating, U.S. SOFR + 0.10%), 4.43%, 6/2/25(3)	230,000	230,000
(Floating, U.S. SOFR + 0.11%), 4.44%, 6/2/25(3)	155,000	155,000
(Floating, U.S. SOFR + 0.16%), 4.49%, 6/2/25(3)	67,000	67,000
(Floating, U.S. SOFR + 0.17%), 4.50%, 6/2/25(3)	53,305	53,305
(Floating, U.S. SOFR + 0.18%), 4.51%, 6/2/25(3)	105,000	105,000
(Floating, U.S. SOFR + 0.19%), 4.52%, 6/2/25(3)	75,000	75,000
		7,255,084
Federal Home Loan Mortgage Corporation – 0.7%
FHLMC Notes,
(Floating, U.S. SOFR + 0.11%), 4.44%, 6/2/25(3)	30,000	30,000
(Floating, U.S. SOFR + 0.14%), 4.47%, 6/2/25(3)	85,000	85,000
(Floating, U.S. SOFR + 0.14%), 4.47%, 6/2/25(3)	45,000	45,000
		160,000
Federal National Mortgage Association – 1.2%
FNMA Notes,
(Floating, U.S. SOFR + 0.12%), 4.45%, 6/2/25(3)	79,000	79,000
(Floating, U.S. SOFR + 0.14%), 4.47%, 6/2/25(3)	61,000	61,000
(Floating, U.S. SOFR + 0.14%), 4.47%, 6/2/25(3)	111,000	111,000
(Floating, U.S. SOFR + 0.14%), 4.47%, 6/2/25(3)	50,000	50,000
		301,000
Total U.S. Government Agencies
(Cost $9,482,688)		9,482,688

U.S. GOVERNMENT OBLIGATIONS – 4.7%
U.S. Treasury Bills – 2.5%
3.64%, 6/3/25(2)	55,000	54,987
3.65%, 6/3/25(2)	200,000	199,953
4.04%, 6/3/25(2)	125,000	124,971
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

May 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 4.7%continued
U.S. Treasury Bills – 2.5%continued
4.16%, 6/26/25(2)	$100,000	$99,711
4.05%, 10/16/25(2)	106,795	105,145
		584,767
U.S. Treasury Notes – 2.2%
2.88%, 7/31/25	25,000	24,943
5.00%, 9/30/25	195,000	195,467
5.00%, 10/31/25	242,000	242,708
2.25%, 11/15/25	55,000	54,490
		517,608
Total U.S. Government Obligations
(Cost $1,102,375)		1,102,375

Investments, at Amortized Cost
( $10,585,063)		10,585,063

REPURCHASE AGREEMENTS – 56.9% (4)
Bank of America N.A., dated 5/30/25, repurchase price $225,054, 4.35%, 6/2/25	225,000	225,000
Bank of America Securities LLC, dated 5/30/25, repurchase price $250,060, 4.35%, 6/2/25	250,000	250,000
Barclays Capital, Inc., dated 5/8/25, repurchase price $752,150, 4.30%, 6/6/25(5)	750,000	750,000
Citigroup Global Markets, Inc., dated 5/30/25, repurchase price $400,097, 4.35%, 6/2/25	400,000	400,000
Federal Reserve Bank of New York, dated 5/30/25, repurchase price $1,000,236, 4.25%, 6/2/25	1,000,000	1,000,000
Fixed Income Clearing Corp., dated 5/30/25, repurchase price $1,050,254, 4.35%, 6/2/25	1,050,000	1,050,000
Fixed Income Clearing Corp., dated 5/30/25, repurchase price $1,450,350, 4.34%, 6/2/25	1,450,000	1,450,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 56.9% (4)continued
Fixed Income Clearing Corp., dated 5/30/25, repurchase price $2,350,567, 4.34%, 6/2/25	$2,350,000	$2,350,000
Fixed Income Clearing Corp., dated 5/30/25, repurchase price $4,226,026, 4.37%, 6/2/25	4,225,000	4,225,000
Goldman Sachs & Co., dated 5/30/25, repurchase price $250,060, 4.35%, 6/2/25	250,000	250,000
JPMorgan Securities LLC, (Floating, U.S. SOFR + 0.01%), dated 5/30/25, repurchase price $602,231, 4.34%, 6/6/25(6)	600,000	600,000
Royal Bank of Canada, dated 5/8/25, repurchase price $902,592, 4.32%, 6/6/25(5)	900,000	900,000
		13,450,000
Total Repurchase Agreements
(Cost $13,450,000)		13,450,000

Total Investments – 101.7%
(Cost $24,035,063)		24,035,063
Liabilities less Other Assets – (1.7%)		(397,446)
NET ASSETS – 100.0%		$23,637,617

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)
Variable rate security. Rate as of May 31, 2025 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  21 MONEY MARKET PORTFOLIOS

Schedule of Investments

U.S. GOVERNMENT PORTFOLIO continued	May 31, 2025 (UNAUDITED)
(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$5,515	4.08%	5/25/33
FHLMC	991,933	1.50% — 7.50%	9/1/26 — 5/1/55
FNMA	399,349	1.50% — 7.00%	4/1/26 — 3/1/63
GNMA	1,461,399	2.00% — 7.50%	4/20/28 — 9/20/74
U.S. Treasury Bills	1,184,746	0.00%	6/24/25 — 2/19/26
U.S. Treasury Bonds	868,683	0.13% — 6.88%	8/15/25 — 2/15/53
U.S. Treasury Notes	8,815,425	0.13% — 5.00%	7/31/25 — 1/15/35
Total	$13,727,050

(5)	Maturity date represents the puttable date.
(6)	Variable or floating rate security. Rate as of May 31, 2025 is disclosed. Maturity date represents the puttable date.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

SOFR – Secured Overnight Financing Rate
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the
Portfolio's investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2025:
	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Portfolio(1)	$—	$24,035,063	$—	$24,035,063

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

Schedule of Investments

U.S. GOVERNMENT SELECT PORTFOLIO	May 31, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 43.8% (1)
Federal Farm Credit Bank – 10.4%
FFCB Discount Notes,
4.25%, 6/3/25(2)	$50,000	$49,988
4.27%, 6/16/25(2)	45,000	44,921
4.27%, 6/24/25(2)	30,000	29,919
4.31%, 6/26/25(2)	75,000	74,779
4.28%, 7/30/25(2)	11,000	10,924
4.27%, 8/11/25(2)	7,000	6,942
4.21%, 9/3/25(2)	22,000	21,762
4.06%, 12/5/25(2)	20,000	19,584
FFCB Notes,
(Floating, U.S. Federal Funds + 0.09%), 4.42%, 6/2/25(3)	74,000	73,992
(Floating, U.S. Federal Funds + 0.12%), 4.45%, 6/2/25(3)	42,000	42,000
(Floating, U.S. Federal Funds + 0.12%), 4.45%, 6/2/25(3)	95,000	95,000
(Floating, U.S. Federal Funds + 0.13%), 4.46%, 6/2/25(3)	20,000	20,000
(Floating, U.S. Federal Funds + 0.13%), 4.46%, 6/2/25(3)	31,000	31,000
(Floating, U.S. Federal Funds + 0.14%), 4.47%, 6/2/25(3)	70,000	70,000
(Floating, U.S. Federal Funds + 0.14%), 4.47%, 6/2/25(3)	19,000	18,998
(Floating, U.S. Federal Funds + 0.14%), 4.47%, 6/2/25(3)	10,000	10,000
(Floating, U.S. Federal Funds + 0.14%), 4.47%, 6/2/25(3)	70,000	70,000
(Floating, U.S. Federal Funds + 0.15%), 4.48%, 6/2/25(3)	50,000	50,000
(Floating, U.S. Federal Funds + 0.15%), 4.48%, 6/2/25(3)	40,000	40,000
(Floating, U.S. Federal Funds + 0.16%), 4.49%, 6/2/25(3)	70,000	69,996
(Floating, U.S. Federal Funds + 0.16%), 4.49%, 6/2/25(3)	140,000	140,000
(Floating, U.S. SOFR + 0.01%), 4.34%, 6/2/25(3)	45,000	45,000
(Floating, U.S. SOFR + 0.04%), 4.37%, 6/2/25(3)	62,000	61,995
(Floating, U.S. SOFR + 0.10%), 4.43%, 6/2/25(3)	80,000	80,000
(Floating, U.S. SOFR + 0.10%), 4.43%, 6/2/25(3)	35,000	35,000
(Floating, U.S. SOFR + 0.10%), 4.43%, 6/2/25(3)	7,700	7,700
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 43.8% (1)continued
Federal Farm Credit Bank – 10.4%continued
(Floating, U.S. SOFR + 0.10%), 4.43%, 6/2/25(3)	$147,000	$147,000
(Floating, U.S. SOFR + 0.11%), 4.44%, 6/2/25(3)	75,000	75,000
(Floating, U.S. SOFR + 0.11%), 4.44%, 6/2/25(3)	40,000	40,000
(Floating, U.S. SOFR + 0.12%), 4.45%, 6/2/25(3)	60,000	60,000
(Floating, U.S. SOFR + 0.12%), 4.45%, 6/2/25(3)	35,000	35,000
(Floating, U.S. SOFR + 0.13%), 4.46%, 6/2/25(3)	95,000	95,000
(Floating, U.S. SOFR + 0.13%), 4.46%, 6/2/25(3)	95,000	95,000
(Floating, U.S. SOFR + 0.13%), 4.46%, 6/2/25(3)	32,500	32,500
(Floating, U.S. SOFR + 0.13%), 4.46%, 6/2/25(3)	35,000	35,000
(Floating, U.S. SOFR + 0.14%), 4.47%, 6/2/25(3)	52,000	52,000
(Floating, U.S. SOFR + 0.14%), 4.47%, 6/2/25(3)	43,000	43,000
(Floating, U.S. SOFR + 0.14%), 4.47%, 6/2/25(3)	40,000	40,000
(Floating, U.S. SOFR + 0.14%), 4.47%, 6/2/25(3)	20,000	20,000
(Floating, U.S. SOFR + 0.14%), 4.47%, 6/2/25(3)	35,000	35,000
(Floating, U.S. SOFR + 0.15%), 4.48%, 6/2/25(3)	117,000	117,006
(Floating, U.S. SOFR + 0.15%), 4.48%, 6/2/25(3)	40,000	40,000
(Floating, U.S. SOFR + 0.15%), 4.48%, 6/2/25(3)	75,000	75,000
(Floating, U.S. SOFR + 0.15%), 4.48%, 6/2/25(3)	75,000	75,000
(Floating, U.S. SOFR + 0.15%), 4.48%, 6/2/25(3)	140,000	140,000
(Floating, U.S. SOFR + 0.16%), 4.49%, 6/2/25(3)	20,000	20,000
(Floating, U.S. SOFR + 0.16%), 4.49%, 6/2/25(3)	125,000	125,000
(Floating, U.S. SOFR + 0.16%), 4.49%, 6/2/25(3)	20,000	20,000
(Floating, U.S. SOFR + 0.16%), 4.49%, 6/2/25(3)	260,000	259,991
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  23 MONEY MARKET PORTFOLIOS

Schedule of Investments

U.S. GOVERNMENT SELECT PORTFOLIO continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 43.8% (1)continued
Federal Farm Credit Bank – 10.4%continued
(Floating, U.S. SOFR + 0.16%), 4.49%, 6/2/25(3)	$180,000	$180,025
(Floating, U.S. SOFR + 0.16%), 4.49%, 6/2/25(3)	70,000	70,000
(Floating, U.S. SOFR + 0.17%), 4.50%, 6/2/25(3)	30,000	30,000
		3,176,022
Federal Home Loan Bank – 33.4%
FHLB Bonds,
4.30%, 9/25/25	365,195	365,160
4.13%, 10/22/25	400,000	399,832
4.13%, 11/7/25	600,000	599,560
4.05%, 1/2/26	300,000	299,760
4.36%, 1/16/26	335,000	335,000
4.42%, 2/9/26	305,000	305,000
4.34%, 3/6/26	485,000	485,000
4.34%, 3/6/26	35,000	35,000
4.35%, 4/17/26	250,000	250,000
4.25%, 5/22/26	312,145	312,145
FHLB Discount Notes,
4.00%, 6/17/25(2)	236,000	235,557
4.02%, 6/20/25(2)	270,000	269,398
4.16%, 6/23/25(2)	570,000	568,546
4.20%, 7/3/25(2)	70,000	69,738
4.08%, 7/7/25(2)	225,000	224,052
4.21%, 7/9/25(2)	160,000	159,289
4.10%, 7/18/25(2)	116,000	115,360
4.10%, 7/24/25(2)	290,000	288,207
4.14%, 10/6/25(2)	75,000	73,913
4.16%, 10/9/25(2)	155,000	152,688
4.13%, 10/30/25(2)	380,000	379,770
4.15%, 11/3/25(2)	185,000	181,698
4.13%, 11/5/25(2)	150,000	147,292
4.11%, 11/18/25(2)	120,000	117,665
4.08%, 1/2/26(2)	155,000	151,211
4.12%, 1/2/26(2)	246,080	240,065
4.11%, 1/5/26(2)	200,000	195,053
4.11%, 1/6/26(2)	150,000	146,272
FHLB Notes,
(Floating, U.S. SOFR + 0.01%), 4.34%, 6/2/25(3)	110,000	110,000
(Floating, U.S. SOFR + 0.01%), 4.34%, 6/2/25(3)	50,000	50,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 43.8% (1)continued
Federal Home Loan Bank – 33.4%continued
(Floating, U.S. SOFR + 0.01%), 4.34%, 6/2/25(3)	$210,000	$210,000
(Floating, U.S. SOFR + 0.01%), 4.34%, 6/2/25(3)	75,000	75,000
(Floating, U.S. SOFR + 0.01%), 4.34%, 6/2/25(3)	80,000	80,000
(Floating, U.S. SOFR + 0.01%), 4.34%, 6/2/25(3)	75,000	75,000
(Floating, U.S. SOFR + 0.01%), 4.34%, 6/2/25(3)	155,000	155,000
(Floating, U.S. SOFR + 0.02%), 4.35%, 6/2/25(3)	80,000	80,000
(Floating, U.S. SOFR + 0.02%), 4.35%, 6/2/25(3)	225,000	225,000
(Floating, U.S. SOFR + 0.02%), 4.35%, 6/2/25(3)	250,000	250,000
(Floating, U.S. SOFR + 0.03%), 4.36%, 6/2/25(3)	200,000	200,000
(Floating, U.S. SOFR + 0.09%), 4.42%, 6/2/25(3)	146,080	146,080
(Floating, U.S. SOFR + 0.10%), 4.43%, 6/2/25(3)	300,000	300,000
(Floating, U.S. SOFR + 0.11%), 4.44%, 6/2/25(3)	50,000	50,000
(Floating, U.S. SOFR + 0.11%), 4.44%, 6/2/25(3)	105,000	105,000
(Floating, U.S. SOFR + 0.11%), 4.44%, 6/2/25(3)	230,000	230,000
(Floating, U.S. SOFR + 0.11%), 4.44%, 6/2/25(3)	95,000	95,000
(Floating, U.S. SOFR + 0.16%), 4.49%, 6/2/25(3)	55,000	55,000
(Floating, U.S. SOFR + 0.16%), 4.49%, 6/2/25(3)	225,000	225,000
(Floating, U.S. SOFR + 0.17%), 4.50%, 6/2/25(3)	76,985	76,985
(Floating, U.S. SOFR + 0.18%), 4.51%, 6/2/25(3)	155,000	155,000
(Floating, U.S. SOFR + 0.19%), 4.52%, 6/2/25(3)	100,000	100,000
		10,150,296
Total U.S. Government Agencies
(Cost $13,326,318)		13,326,318

See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

May 31, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 4.8%
U.S. Treasury Bills – 2.3%
3.65%, 6/3/25(2)	$240,000	$239,943
4.16%, 6/26/25(2)	75,000	74,783
4.04%, 10/9/25(2)	230,000	226,669
4.05%, 10/16/25(2)	156,715	154,294
		695,689
U.S. Treasury Notes – 2.5%
2.88%, 7/31/25	35,000	34,921
5.00%, 9/30/25	285,000	285,679
5.00%, 10/31/25	355,000	356,044
2.25%, 11/15/25	75,000	74,305
		750,949
Total U.S. Government Obligations
(Cost $1,446,638)		1,446,638

Investments, at Amortized Cost
( $14,772,956)		14,772,956

REPURCHASE AGREEMENTS – 47.5% (4)
Bank of America N.A., dated 5/30/25, repurchase price $75,018, 4.35%, 6/2/25	75,000	75,000
Bank of America Securities LLC, dated 5/30/25, repurchase price $150,036, 4.35%, 6/2/25	150,000	150,000
Barclays Capital, Inc., dated 5/8/25, repurchase price $752,150, 4.30%, 6/6/25(5)	750,000	750,000
Citigroup Global Markets, Inc., dated 5/30/25, repurchase price $27,007, 4.34%, 6/2/25	27,000	27,000
Citigroup Global Markets, Inc., dated 5/30/25, repurchase price $547,132, 4.35%, 6/2/25	547,000	547,000
Fixed Income Clearing Corp., dated 5/30/25, repurchase price $1,275,308, 4.35%, 6/2/25	1,275,000	1,275,000
Fixed Income Clearing Corp., dated 5/30/25, repurchase price $1,350,326, 4.34%, 6/2/25	1,350,000	1,350,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 47.5% (4)continued
Fixed Income Clearing Corp., dated 5/30/25, repurchase price $3,550,856, 4.34%, 6/2/25	$3,550,000	$3,550,000
Fixed Income Clearing Corp., dated 5/30/25, repurchase price $4,226,026, 4.37%, 6/2/25	4,225,000	4,225,000
JPMorgan Securities LLC, (Floating, U.S. SOFR + 0.01%), dated 5/30/25, repurchase price $1,505,578, 4.34%, 6/6/25(6)	1,500,000	1,500,000
Royal Bank of Canada, dated 5/8/25, repurchase price $1,002,880, 4.32%, 6/6/25(5)	1,000,000	1,000,000
		14,449,000
Total Repurchase Agreements
(Cost $14,449,000)		14,449,000

Total Investments – 96.1%
(Cost $29,221,956)		29,221,956
Other Assets less Liabilities – 3.9%		1,188,832
NET ASSETS – 100.0%		$30,410,788

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)
Variable rate security. Rate as of May 31, 2025 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$65,029	0.75% — 5.50%	2/24/26 — 4/30/40
FHLMC	1,870,289	0.00% — 9.00%	3/15/28 — 5/1/55
FNMA	1,299,223	0.00% — 7.50%	1/1/27 — 6/1/63
GNMA	1,442,854	1.50% — 8.38%	3/20/27 — 3/20/75
TVA	556	0.00% — 5.88%	9/15/31 — 4/1/36
U.S. Treasury Bills	1,054,698	0.00%	6/3/25 — 12/26/25
U.S. Treasury Bonds	1,094,769	0.13% — 6.88%	8/15/25 — 2/15/51
U.S. Treasury Notes	7,950,585	0.13% — 5.00%	6/15/25 — 8/15/34
Total	$14,778,003

(5)	Maturity date represents the puttable date.
See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT  25 MONEY MARKET PORTFOLIOS

Schedule of Investments

U.S. GOVERNMENT SELECT PORTFOLIO continued	May 31, 2025 (UNAUDITED)
(6)	Variable or floating rate security. Rate as of May 31, 2025 is disclosed. Maturity date represents the puttable date.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

SOFR – Secured Overnight Financing Rate

TVA – Tennessee Valley Authority
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio's investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2025:
	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Portfolio(1)	$—	$29,221,956	$—	$29,221,956

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
MONEY MARKET PORTFOLIOS 26 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

Notes to the financial statements	May 31, 2025 (UNAUDITED)
1. ORGANIZATION
Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 5 portfolios as of May 31, 2025, each with its own investment objective (e.g., income consistent with preservation of capital).
Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for all of the portfolios. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the portfolios. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.
Presented herein are the financial statements for the following four money market portfolios: Treasury Instruments Portfolio, Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each of these diversified Portfolios is authorized to issue the following three classes of shares: Shares, Service Shares and Premier Shares. The Treasury Instruments Portfolio, Treasury Portfolio and U.S. Government Select Portfolio are each authorized to issue a fourth class of shares: Siebert Williams Shank Shares. Each class is distinguished by the level of administrative and liaison services provided.
Each Portfolio operates as a “government money market fund” under Rule 2a-7 of the 1940 Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.
The net asset value (“NAV”) determination of each class of each Portfolio, except the Treasury Instruments Portfolio, and cut-off time for submitting purchase, redemption and exchange requests is at 4:00 p.m. Central time.  The NAV determination of each class of the Treasury Instruments Portfolio and cut-off time for submitting purchase, redemption and exchange request is at 1:30 p.m. Central time.
A) VALUATION OF SECURITIES Investments held by the Portfolios are currently valued at amortized cost, which generally approximates fair value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. Where the Trust’s Board of Trustees (“Board”) believes the extent of any deviation from a Portfolio's amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, the Board will consider what action should be initiated, which may include fair valuing securities in accordance with policies and procedures established by, and subject to oversight of, the Board.
The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.
B) REPURCHASE AGREEMENTS To the extent consistent with their respective investment objectives and strategies, the Portfolios may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolios purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolios to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolios, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago. The Portfolios are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolios may be delayed or limited. The Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio have entered into such repurchase agreements, as reflected in the accompanying Schedules of Investments.
NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 27 MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

Notes to the financial statements continued
Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), each Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Portfolios have not entered into such joint repurchase agreements during the period and there were no outstanding joint repurchase agreements at May 31, 2025.
The Portfolios may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, the Portfolios manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Portfolios may be delayed or limited. In addition, the Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. As of May 31, 2025, the Portfolios have not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to Netting Arrangements.
The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Treasury	Banco Bilbao Vizcaya Argentaria S.A.	$800,000	$(800,000)	$–
	Bank of America Securities LLC	250,000	(250,000)	–
	Barclays Capital, Inc.	4,000,000	(4,000,000)	–
	Canadian Imperial Bank of Commerce	1,000,000	(1,000,000)	–
	Federal Reserve Bank of New York	2,700,000	(2,700,000)	–
	Fixed Income Clearing Corp.	24,600,000	(24,600,000)	–
	Goldman Sachs & Co.	2,750,000	(2,750,000)	–
	JPMorgan Securities LLC	1,275,000	(1,275,000)	–
	RBC Dominion Securities	5,000,000	(5,000,000)	–
	Royal Bank of Canada	3,500,000	(3,500,000)	–
	Total	$45,875,000	$(45,875,000)	$–
U.S. Government	Bank of America N.A.	$225,000	$(225,000)	$–
	Bank of America Securities LLC	250,000	(250,000)	–
	Barclays Capital, Inc.	750,000	(750,000)	–
	Citigroup Global Markets, Inc.	400,000	(400,000)	–
	Federal Reserve Bank of New York	1,000,000	(1,000,000)	–
	Fixed Income Clearing Corp.	9,075,000	(9,075,000)	–
	Goldman Sachs & Co.	250,000	(250,000)	–
	JPMorgan Securities LLC	600,000	(600,000)	–
	Royal Bank of Canada	900,000	(900,000)	–
	Total	$13,450,000	$(13,450,000)	$–
U.S. Government Select	Bank of America N.A.	$75,000	$(75,000)	$–
	Bank of America Securities LLC	150,000	(150,000)	–
MONEY MARKET PORTFOLIOS 28 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

May 31, 2025 (UNAUDITED)
			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
	Barclays Capital, Inc.	$750,000	$(750,000)	$–
	Citigroup Global Markets, Inc.	574,000	(574,000)	–
	Fixed Income Clearing Corp.	10,400,000	(10,400,000)	–
	JPMorgan Securities LLC	1,500,000	(1,500,000)	–
	Royal Bank of Canada	1,000,000	(1,000,000)	–
	Total	$14,449,000	$(14,449,000)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.
C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain Portfolios may receive dividend income from investment companies. Dividend income, if any, is recognized on the ex-dividend date.
The Portfolios allocate all income and realized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class, if applicable.
D) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets. Expenses are recognized on an accrual basis.
E) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolios' capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the NAVs per share of the Portfolios.
At November 30, 2024, the following reclassifications were recorded:
Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Treasury	$14	$(14)
U.S. Government	2	(2)
U.S. Government Select	2	(2)
F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.
There were no unused capital loss carryforwards in the Portfolios as of November 30, 2024.
At November 30, 2024, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:
	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury Instruments	$7,625	$—
Treasury	322,682	—
U.S. Government	83,927	—
U.S. Government Select	122,456	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
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Notes to the financial statements continued
The tax character of distributions paid during the fiscal year ended November 30, 2024, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury Instruments	$21,668	$—
Treasury	4,169,507	—
U.S. Government	1,025,504	—
U.S. Government Select	1,545,374	2

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
The tax character of distributions paid during the fiscal year ended November 30, 2023, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$3,250,552	$—
U.S. Government	819,776	—
U.S. Government Select	1,277,755	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
As of November 30, 2024, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios' federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolios will be recorded as Interest expense and Other expenses, respectively, on the Statements of Operations.
3. BANK BORROWINGS
The Trust and Northern Funds, a registered investment company also advised by NTI, jointly entered into a $185,000,000 senior unsecured revolving credit facility on November 8, 2024, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (SOFR) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.15 percent on the average undrawn portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations, and on maturity or termination of the Credit Facility. The Credit Facility will expire on November 7, 2025, unless renewed.
The Portfolios did not have any borrowings or incur any interest expense for the six months ended May 31, 2025. There were no outstanding loan amounts at May 31, 2025.
4. MANAGEMENT AND OTHER AGREEMENTS
As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Portfolio’s average daily net assets).
NTI has contractually agreed to reimburse a portion of the operating expenses of each Portfolio or Class so that after such reimbursement the total annual fund operating expenses of the Portfolio or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iv) expenses of third party consultants engaged by the Board;  (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest. The total annual portfolio operating expenses after expense reimbursement for each Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses contractually reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. The contractual expense reimbursement receivables at May 31, 2025 were approximately $7,000, $219,000, $69,000 and $99,000 for the Treasury Instruments, Treasury, U.S. Government and U.S. Government Select Portfolios, respectively, and are shown as part of Receivable from investment adviser in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.
At May 31, 2025, the annual management fees and contractual expense limitations for the Portfolios were based on the following annual rates as set forth in the table below.
CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Treasury Instruments	0.16%	0.18%
Treasury	0.13%	0.15%
U.S. Government	0.23%	0.25%
U.S. Government Select	0.18%	0.20%
The contractual expense reimbursement arrangements described above may not be terminated before April 1, 2026 (June 11, 2026 for Treasury Instruments Portfolio) without the approval of the Board. The contractual expense reimbursement arrangements will
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May 31, 2025 (UNAUDITED)
continue automatically for periods of one-year, except that with respect to Treasury Instruments Portfolio the arrangement will continue automatically for a period through April 1, 2027 and thereafter automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.
Service providers to a Portfolio, including the Portfolio’s adviser and/or its affiliates may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses, including to avoid a negative yield. Any such additional expense reimbursement or fee waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time without notice. There is no guarantee that a Portfolio will be able to avoid a negative yield or maintain a specified minimum yield.
During the six months ended May 31, 2025, NTI voluntarily reimbursed expenses for the Treasury Instruments and U.S. Government Select Portfolios. Portfolio level expenses reimbursed by NTI were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by NTI are shown as Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations. The voluntary expense reimbursement receivables at May 31, 2025 were approximately $475,000 and $791,000 for the Treasury Instruments and U.S. Government Select Portfolios, respectively, and are included as part of Receivable from investment adviser in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI. There were no voluntary expense reimbursement receivables at May 31, 2025 for Treasury or U.S. Government Portfolios.
Amounts waived or reimbursed by NTI pursuant to voluntary or contractual agreements may not be recouped by NTI at any time in the future for prior fiscal years.
As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for all share classes of each Portfolio.
NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.
For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.
On a daily basis a Portfolio can hold a cash surplus. Maintaining cash positions may also subject the Portfolios to additional risks, such as increased counterparty risk exposure to the custodian bank holding the assets held in cash.
Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.
Under the Service Plan for Premier Shares, the Trust has entered into a servicing agreement with Northern Trust under which Northern Trust has agreed to provide certain shareholder account, administrative and other service functions to its customers who are shareholders of the Premier Shares of the Treasury Instruments and Treasury Portfolios. In exchange for these services, Northern Trust, as servicing agent, receives a fee, accrued daily and payable monthly, at an annual rate of 0.05 percent of the average daily net assets of the Premier Shares of the Treasury Instruments and Treasury Portfolios.
Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.
5. RELATED PARTY TRANSACTIONS
The Portfolios are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to seek to ensure that any purchase or sale of securities by a Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers
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Notes to the financial statements continued
complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures.  For the six months ended May 31, 2025, the Portfolios did not have any purchases and/or sales of securities from an affiliated entity.
Certain uninvested cash balances of the Portfolios may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts, if any, are shown on the Portfolios’ Statements of Operations as Income from affiliates.
6. INVESTMENT TRANSACTIONS
At May 31, 2025, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:
Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Treasury Instruments	$ —	$ —	$ —	$4,291,378
Treasury	—	(81)	(81)	85,155,760
U.S. Government	—	(34)	(34)	24,035,097
U.S. Government Select	—	—	—	29,221,956
7. CAPITAL SHARE TRANSACTIONS
Transactions in Shares for the six months ended May 31, 2025, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury Instruments	$1,183,620	$16,499	$ (750,580)	$449,539
Treasury	55,641,071	178,506	(56,811,524)	(991,947)
U.S. Government	130,703,810	499	(130,103,192)	601,117
U.S. Government Select	165,988,893	27,660	(166,927,251)	(910,698)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
Transactions in Shares for the fiscal year ended November 30, 2024, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury Instruments**	$424,000	$1,357	$ (2,300)	$423,057
Treasury	129,889,130	260,252	(125,884,744)	4,264,638
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government	$259,036,453	$918	$(254,199,999)	$4,837,372
U.S. Government Select	313,032,096	77,745	(309,316,199)	3,793,642

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
**	Commenced class operations on October 7, 2024.
Transactions in Service Shares for the six months ended May 31, 2025, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$100,990	$79	$ (134,766)	$ (33,697)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
Transactions in Service Shares for the fiscal year ended November 30, 2024, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$320,258	$543	$ (333,616)	$ (12,815)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
Transactions in Premier Shares for the six months ended May 31, 2025, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury Instruments	$6,386,978	$ —	$ (4,813,731)	$1,573,247
Treasury	394,764,818	—	(396,729,349)	(1,964,531)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
Transactions in Premier Shares for the fiscal year ended November 30, 2024, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury Instruments**	$3,951,149	$ —	$ (2,242,516)	$1,708,633
Treasury	728,168,912	—	(717,319,168)	10,849,744

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May 31, 2025 (UNAUDITED)
*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
**	Commenced class operations on June 11, 2024.
Transactions in Siebert Williams Shank Shares for the six months ended May 31, 2025, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$6,590,672	$12,461	$ (5,562,860)	$1,040,273
U.S. Government Select	7,560,673	27,451	(8,618,797)	(1,030,673)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
Transactions in Siebert Williams Shank Shares for the fiscal year ended November 30, 2024, were as follows:
Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$15,976,342	$33,158	$ (17,046,441)	$ (1,036,941)
U.S. Government Select	13,951,817	50,375	(14,031,660)	(29,468)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
8. INDEMNIFICATIONS AND WARRANTIES
In the ordinary course of their business, the Portfolios may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolios. The maximum exposure to the Portfolios under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.
9. OPERATING SEGMENTS
During the reporting period, the Portfolios adopted FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280)- Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Portfolio's financial position or the results of its operations. An operating segment is defined in ASU 2023-07 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. NTI acts as the CODM. Each Portfolio within the Trust represents a single operating segment, as the CODM monitors the operating results of each Portfolio as a whole and each Portfolio's long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the respective Portfolio’s portfolio managers as a team. The financial information in the form of a Portfolio’s total returns, expense ratios, changes in net assets resulting from operations, and subscriptions and redemptions which are used by the CODM to assess the segment’s performance and to make resource allocation decisions for each Portfolio (as a single segment), is consistent with that presented within each Portfolio's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. NEW ACCOUNTING PRONOUNCEMENTS
On December 14, 2023, the FASB issued ASU 2023-09, which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. Under the new guidance, entities must consistently categorize and provide greater disaggregation of information in the rate reconciliation. They must also further disaggregate income taxes paid. The ASU’s disclosure requirements apply to all entities subject to ASC 740. As the FASB notes in ASC 740-10-50-11A, the “objective of these disclosure requirements is for an entity, particularly an entity operating in multiple jurisdictions, to disclose sufficient information to enable users of financial statements to understand the nature and magnitude of factors contributing to the difference between the effective tax rate and the statutory tax rate.” Public business entities (“PBEs”) must apply the ASU’s guidance to annual periods beginning after December 15, 2024 (2025 for calendar-year-end PBEs). Entities other than PBEs have an additional year to adopt it. Management does not believe this update has a material impact on the Portfolios' financial statements and disclosures.
11. SUBSEQUENT EVENTS
Management has evaluated subsequent events for the Portfolios through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.
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MONEY MARKET PORTFOLIOS

Form N-CSR - Items 8 - 11	May 31, 2025 (Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in and disagreements with accountants on accounting and financial disclosure for the reporting period.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is disclosed as part of the financial statements for each Portfolio as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See next page for Statement Regarding Basis for Approval of Investment Advisory Contract.
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	May 31, 2025 (Unaudited)
Board Considerations relating to the Approval of NIF Management Agreements
Treasury Portfolio, Treasury Instruments Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio
At an in-person meeting held on May 19-20, 2025 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Institutional Funds (the “Trust”), including all of the Trustees who are not “interested persons” (“Independent Trustees”) as defined in the Investment Company Act of 1940 (the “1940 Act”) voting separately, reviewed and approved the continuance of the investment management agreements (collectively, the “Management Agreement”) between Northern Trust Investments, Inc. (“Northern”) and the Trust, on behalf of the Treasury Portfolio, Treasury Instruments Portfolio, U.S. Government Portfolio, and U.S. Government Select Portfolio (each, a “Portfolio” and collectively, the “Portfolios”) for an additional one-year period.
In advance of, and at the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement, Northern and Northern’s affiliates. This information included written materials and verbal presentations at an in-person Board meeting held on February 12-13, 2025 (the “February Meeting”),  and an executive session of the Independent Trustees held via videoconference on April 15, 2025 (the “April Meeting”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees asked questions of and requested additional information from Northern. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern or interested Trustee present.
In evaluating the Management Agreement, the Independent Trustees discussed with independent legal counsel Northern’s reports, presentations and other information that had been provided to them at the February and April Meetings and at the Annual Contract Meeting, as well as their interactions with, and information provided by, Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one throughout the year.
The Trustees reviewed and assessed, among other things, information relating to: (a) the nature, extent and quality of the services provided by Northern; (b) the Portfolios’ investment performance over different time periods, including versus applicable benchmarks and in comparison to the investment performance of a universe of comparable peer funds
(“Performance Universe”) selected by an independent third-party provider of mutual fund data (“Data Provider”); (c) the contractual management fee rates (before fee waivers and expense reimbursements, if any), actual advisory fee rates (after fee waivers and expense reimbursements, if any), and total expense ratios (after fee waivers and expense reimbursements, if any) of the Portfolios, including in comparison to those borne by a group and universe of comparable peer funds (“Expense Group” and “Expense Universe,” respectively) selected by the Data Provider; (d) the cost of the services and profits realized by Northern and its affiliates from their relationship with the Portfolios; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to Northern and its affiliates as a result of Northern’s relationship with the Portfolios; and (g) other factors deemed relevant by the Trustees.
In addition, the Board reviewed, among other things, materials relating to: (i) compliance reports; (ii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iii) the qualifications of Northern and its affiliates to provide services to the Portfolios, including Northern’s staffing for the Portfolios and information on the portfolio managers and other personnel as well as Northern’s and its affiliates’ financial resources and Northern’s ability to attract and retain portfolio management talent; (iv) Northern’s and its affiliates’ investments in technology to benefit the Portfolios; and (vii) information about purchases and redemptions of each Portfolio’s shares. The Trustees considered information provided during meetings throughout the year, including with respect to shareholder composition.
The Trustees were provided with information on the construction of the Performance Universes and Expense Groups for each Portfolio by the Data Provider. In considering the Management Agreement, the Trustees also considered conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for each of the Portfolios, the Trustees gave weight to various factors including those discussed below but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. The Trustees considered the information provided to them about the Portfolios together and with respect to each Portfolio separately as the Board deemed appropriate.
Nature, Extent and Quality of Services
The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern to the Portfolios, including both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Portfolios by Northern and its affiliates. These services include acting as the Portfolios’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Portfolios and the
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT continued
Trust. The Trustees considered that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.
The Trustees considered, in evaluating whether to approve the Management Agreement, that subject to the supervision of the Board of Trustees, Northern is responsible for the management of the investment operations of each Portfolio and the composition of each Portfolio’s assets, including the day-to-day portfolio management of each Portfolio. The Trustees discussed that, under the Management Agreement, Northern was responsible for, among other things: (i) furnishing a continuous investment program for each Portfolio; (ii) determining what investments or securities will be purchased, retained or sold by each Portfolio, what portion of each Portfolio’s assets will be invested or held uninvested as cash; (iii) trading the assets of each Portfolio with broker-dealers selected by Northern, including using Northern’s best judgment to obtain the best overall terms available in executing portfolio transactions;  (iv) reviewing and preparing Portfolio regulatory documents; and (v) monitoring for anticipated purchases and redemptions of Portfolio shares.
The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to Northern’s regular reporting on stress testing of the Portfolios. The Trustees also considered Northern’s and its affiliates’ significant commitments to address regulatory compliance requirements applicable to the Portfolios. They considered information regarding the effectiveness and resources of the compliance team, including maintaining and monitoring Northern’s and the Portfolios’ compliance programs. The Trustees also noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer regarding the Portfolios’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act, including related to compliance with Rule 2a-7. They considered the quality of Northern’s compliance oversight program with respect to the Portfolios’ service providers, as well as Northern’s responses to any compliance or operational matters raised during the year.
The Trustees considered ongoing expenditures made by Northern and its affiliates to continue improving the quality and scope of their services to the Portfolios, and the quality of Northern’s communications with, and services to, shareholders of the Portfolios. The Trustees reviewed the administrative services provided to the Portfolios by Northern and its affiliates, including its oversight of the Portfolios’ day-to-day custodial, transfer agency and fund accounting operations.
The Trustees took into account that each Portfolio is a “government money market fund” regulated under Rule 2a-7 that seeks to maintain a stable net asset value.  The Trustees noted that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, had expanded over time as a result of regulatory, market and other developments and considered Northern’s initiatives on behalf of the Portfolios to address those developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Portfolios and their shareholders, including to address additional regulatory and reporting requirements.
The Trustees considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, and the consistency of its investment approach with respect to the Portfolios. The Trustees also considered the financial position and stability of Northern Trust, the corporate parent of Northern and its affiliates.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by Northern and its affiliates to the Portfolios and their shareholders.
Performance
The Trustees considered the investment performance of each Portfolio, including whether it had operated within its respective investment objective. The Trustees focused on information on the Portfolios’ investment performance for one-, three-, and five-year periods ended January 31, 2025 and compared the investment performance of each Portfolio to its respective Performance Universe. The Portfolios were ranked by the Data Provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees also reviewed the Portfolios’ performance relative to their performance benchmarks and more recent Portfolio performance.
The Trustees noted the following regarding each Portfolio’s Shares class performance relative to its Performance Universe:
●  Treasury Portfolio – Performance of the Treasury Portfolio with respect to its Performance Universe was in the first quintile for the one-year period, and second quintile for the three- and five-year periods ended January 31, 2025.
●  U.S. Government Portfolio – Performance of the U.S. Government Portfolio in comparison to its Performance Universe was in the third quintile for the one-, three, and five-year periods ended January 31, 2025.
●  U.S. Government Select Portfolio – Performance of the U.S. Government Select Portfolio in comparison to its Performance Universe was in the second quintile for the one- and five-year periods, and third quintile for the three-year period ended January 31, 2025.
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MONEY MARKET PORTFOLIOS

May 31, 2025 (Unaudited)
The Board noted that the Treasury Instruments Portfolio had only recently commenced operations and therefore had less than one year of performance as of January 31, 2025.
The Trustees considered Northern’s discussion of the Portfolios’ performance and noted that Northern’s quarterly performance reviews had assisted them in evaluating performance. The Trustees further noted prior enhancements implemented by Northern with respect to monitoring performance and various portfolio metrics relative to peers.
The Trustees concluded that, based on the information received, each Portfolio’s performance was generally satisfactory.
Fee Rates, Costs of Services and Profitability
The Trustees evaluated each Portfolio’s contractual management fee rates (before fee waivers and expense reimbursements, if any) and actual advisory fee rates (after fee waivers and expense reimbursements, if any); each Portfolio’s total operating expense ratios (after fee waivers and expense reimbursements, if any); and Northern’s contractual commitments to limit total annual fund operating expenses with respect to each Portfolio. They also noted that Northern had voluntarily waived fees and/or reimbursed expenses for U.S. Government Select Portfolio and Treasury Instruments Portfolio to retain and grow assets in the Portfolios.
The Trustees reviewed information on the management fee rates paid by each Portfolio under the Management Agreement and each Portfolio’s total operating expense ratios compared to each Portfolio’s respective Expense Group and Expense Universe. Total operating expenses (after fee waivers and expense reimbursements, if any), for comparative consistency, are shown by the Data Provider for each Portfolio’s Shares class. The Trustees noted that the contractual management fee rates used by the Data Provider represent a combination of the advisory fee and any administrative fees. The Trustees further noted that the Portfolios’ actual advisory fee rates represent a combination of advisory fees and administrative fees, but some of the actual advisory fee rates used by the Data Provider for funds in the Expense Group present administrative fees separately from, and not included within, the actual advisory fee rates for those funds.  As a result, the Portfolios’ actual advisory fee rates may appear higher than the actual advisory fee rates of funds that do not include administrative fees. The Board considered that comparative fee and expense data is based upon information taken from the most recent annual financial report available to the Data Provider for the funds that comprise each Portfolio’s Expense Group, and further considered how such reports reflect historical asset levels and that expenses and waivers for the funds in each Portfolio’s Expense Group may be different from those currently existing. While recognizing such inherent limitations, and the fact that expense ratios and management rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by the Data Provider to be an appropriate measure of comparative fees and expenses.
The Trustees noted the following regarding each Portfolio’s Shares Class contractual management fee rates (before fee waivers and reimbursements, if any), actual advisory fee rates (after fee waivers and reimbursements, if any), and total operating expense ratios (after fee waivers and reimbursements if any) relative to each Portfolio’s respective Expense Group:
●  Treasury Portfolio – The Treasury Portfolio’s contractual management fee was in the first quintile; actual advisory fee was in the fourth quintile; and total expense ratio was in the second quintile of its Expense Group.
●  Treasury Instruments Portfolio – The Treasury Instruments Portfolio’s contractual management fee was in the second quintile; and actual advisory fee and total expense ratio was in the first quintile of its Expense Group.
●  U.S. Government Portfolio – The U.S. Government Portfolio’s contractual management fee, actual advisory fee, and total expense ratio was in the fifth quintile of its Expense Group.
●  U.S. Government Select Portfolio – The U.S. Government Select Portfolio’s contractual management fee was in the third quintile; actual advisory fee was in the fifth quintile; and total expense ratio was in the fourth quintile of its Expense Group.
The Trustees took into account Northern’s discussion of the Portfolios’ expenses and that Northern had agreed to reimburse expenses and/or waive fees for each of the Portfolios to maintain a specified level of total net operating expenses. The Trustees noted that the total expense ratios for U.S. Government Portfolio and U.S. Government Select Portfolio were in the fifth and fourth quintiles of their Expense Groups, respectively, and discussed with Northern reasons for such relative total expenses, noting Northern’s explanation that there is significant fee compression in each Portfolio’s respective Expense Group.  The Trustees also requested and considered additional information from Northern regarding relative total expenses for such Portfolios, noting that the U.S. Government Portfolio’s total expense ratio as compared to its larger Expense Universe was in the third quintile and the U.S. Select Government Portfolio’s total expense ratio as compared to its larger Expense Universe was in the second quartile. The Trustees also considered the management fees charged by Northern to other similarly managed funds and client accounts, including Northern's explanations of differences among such funds and accounts where relevant. Following these comparisons and upon further consideration and discussion of the foregoing, the Trustees concluded that the compensation payable by each Portfolio under the Management Agreement was fair and reasonable in light of the services provided.
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MONEY MARKET PORTFOLIOS

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT continued
In addition, the Trustees considered the amount of assets in each Portfolio; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by Northern and its affiliates through their relationship on a Portfolio-by-Portfolio basis and on an overall Trust basis,  both before and after marketing and distribution expenses and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited, and the overall methodology has remained consistent with that used in the Portfolios’ profitability report presentations from prior years.
The Trustees discussed profitability information provided by Northern, including as compared to information provided by the Data Provider with respect to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult and may be impacted by numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees considered Northern’s expense reimbursements during the year. They considered the nature of the Portfolios and the high quality of the services provided by Northern and its affiliates, and that Northern and its affiliates appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Portfolios. Based upon its consideration of all these factors, the Trustees concluded that Northern’s profitability was not excessive in view of the nature, extent and quality of services provided to each Portfolio.
Economies of Scale
The Trustees considered the extent to which economies of scale would be realized as the Portfolios grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of each Portfolio did not have breakpoints. They took into account management’s discussion of the Portfolios’ management fee structure and considered Northern’s view that the Portfolios were sharing in economies of scale through the level at which the Portfolios’ management fees are set and through Northern’s contractual expense reimbursement agreement to limit total fund operating expenses for each Portfolio, and therefore breakpoints were not necessary at this time.
Based on the foregoing, the Trustees determined that each Portfolio’s current management fee structure was reasonable.
Fall Out and Other Benefits to Northern
The Trustees reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Portfolios. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions, for which the Board reviewed the nature, extent and quality of the services provided at its February Meeting, as well as shareholder servicing fees from the Premier Shares of the Treasury Portfolio and Treasury Instruments Portfolio. The Trustees considered that many of the Portfolios’ shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of the Portfolios provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base.
Conclusion
After deliberation and based on the Trustees’ review, including consideration of each of the factors  referenced above, the Board, including the Independent Trustees, determined that the compensation payable under the Management Agreement on behalf of each Portfolio is fair and reasonable in light of the services provided by Northern and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After  full  consideration  of  the  above  factors  as  well  as  other  factors,  the  Board,  including  the  Independent  Trustees,  unanimously  approved the continuance of the Management Agreement on behalf of each Portfolio.
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NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 41 MONEY MARKET PORTFOLIOS

50 SOUTH LASALLE STREET
P.O. BOX 75986
CHICAGO, ILLINOIS 60675-5986
800-637-1380
NORTHERNTRUST.COM/INSTITUTIONAL

©2025 Northern Institutional Funds
NIF SAR COMBO (7/25)

(b) Included as part of the Financial Statements under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

 (a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(4) Not applicable.

(a)(5) There has been no change to the registrant's independent public accountant during the reporting period.

(b) Certifications of the Registrant pursuant to Rule 30a-2(b) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Kevin P. O'Rourke
Kevin P. O'Rourke, President
(Principal Executive Officer)

Date: August 1, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin P. O'Rourke
Kevin P. O'Rourke, President
(Principal Executive Officer)

Date: August 1, 2025

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: August 1, 2025